UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854

(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2005 – APRIL 30, 2006 (Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2006

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

Managers AMG FQ Funds

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives

Semi-Annual Report—April 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

MANAGERS AMG FQ FUND’S PERFORMANCE	3

FUND SNAPSHOTS	4,7
Portfolio breakdown and top ten holdings at April 30, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5,8

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	10

FQ Tax-Managed U.S. Equity and FQ U.S. Equity
Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Net Assets	11

FQ Global Alternatives
Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	12
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and description of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT:
FQ Global Alternatives Fund	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•	We launched a new First Quadrant Global Alternatives Fund,

•	Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•	Managers Bond Fund surpassed $500,000,000 in assets, and

•	Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Executive Vice President
Managers AMG Funds	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During the Period*
FQ Tax-Managed U.S. Equity Fund
Class A Shares [1]
Projected	$1,000	$1,016	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,019	$6.21
Class C Shares [1]
Projected	$1,000	$1,014	$9.94
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.94
Institutional Class Shares
Actual	$1,000	$1,114	$5.19
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.96

FQ U.S. Equity Fund
Class A Shares [1]
Projected	$1,000	$1,027	$5.23
Hypothetical (5% return before expenses)	$1,000	$1,020	$5.21
Class C Shares [1]
Projected	$1,000	$1,027	$8.99
Hypothetical (5% return before expenses)	$1,000	$1,016	$8.95
Institutional Class Shares
Actual	$1,000	$1,134	$4.18
Hypothetical (5% return before expenses)	$1,000	$1,021	$3.96

FQ Global Alternatives Fund [2]
Class A Shares [2]
Projected	$1,000	$1,003	$12.42
Hypothetical (5% return before expenses)	$1,000	$1,012	$12.47
Class C Shares [2]
Projected	$1,000	$1,002	$16.13
Hypothetical (5% return before expenses)	$1,000	$1,009	$16.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
[1]	Class A and Class C shares commenced operations on March 1, 2006. The amounts listed are based on the operating history of the Institutional Class shares during the past six months plus, Class A and Class C shares Rule 12B-1 fees of 0.25% and 1.00%, respectively.
[2]	Class A and Class C shares commenced operations on March 30, 2006. The amounts listed are based on the projected expenses for six months plus, Class A and Class C shares Rule 12B-1 fees of 0.25% and 1.00%, respectively.

Managers AMG FQ Funds Performance

All periods ended April 30, 2006 (unaudited)

	Average Annual Total Returns [1]
	One Month	Six Months	One Year	Three Years	Five Years	Since Inception	Inception Date
FQ Tax-Managed U.S. Equity Fund [2]
Before Taxes:							12/18/00
Institutional Class	0.00%	11.39%	26.02%	18.85%	6.51%	5.82%	3/1/06
Class A*	0.00%					1.61%	3/1/06
Class C*	-0.23%					1.38%
Russell 3000 Index	1.08%	10.70%	18.08%	16.48%	3.94%
After Taxes:[6]
Return After Taxes on Distributions
Institutional Class	0.00%	11.32%	25.94%	18.63%	6.33%	5.64%	12/18/00
Class A*	0.00%						3/1/06
Class C*	-0.23%						3/1/06
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	0.00%	7.40%	16.91%	16.25%	5.50%	4.91%	12/18/00
Class A*	0.00%						3/1/06
Class C*	-0.15%						3/1/06
FQ U.S. Equity Fund
Institutional Class	2.13%	13.37%	22.67%	17.81%	3.19%	9.52%	8/14/92
Class A*	2.06%					2.73%	3/1/06
Class C*	2.06%					2.66%	3/1/06
Russell 3000 Index	1.08%	10.70%	18.08%	16.48%	3.94%
FQ Global Alternatives Fund# 2,3,4,5
Class A	0.30%					0.30%	3/30/06
Class C	0.20%					0.20%	3/30/06
30-Day U.S. Treasury Bill	0.38%

*	Class A and Class C shares commenced operations on March 1, 2006.
#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[4]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	After-tax returns are calculated by USBancorp Fund Services, LLC. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and aftertax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
Goldman Sachs Group, Inc.	3.4%
JC Penney Co., Inc.	3.4
Amgen, Inc.	3.4
Bear Stearns Co. Inc., The*	2.9
Northrop Grumman Corp.*	2.9
Dell, Inc.	2.8
Radian Group, Inc.	2.7
Aetna, Inc.	2.6
News Corp., Inc., Class A	2.6
Fannie Mae Co.*	2.5

Top Ten as a Group	29.2%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

FQ Tax-Managed

	Shares		Value
Common Stocks – 97.5%
Consumer Discretionary – 13.3%
J.C. Penney Co., Inc.	38,600		$2,526,755
John Wiley & Sons	4,000		146,560
McDonald’s Corp.	14,200		490,894
McGraw-Hill Companies, Inc., The	26,800		1,491,688
News Corp., Inc., Class A	110,000		1,887,600
Pantry, Inc., The*	11,000	[2]	728,090
Pulte Homes, Inc.	10,800	[2]	403,380
Service Corp. International	38,000		305,900
Starbucks Corp.*	12,000		447,240
Walt Disney Co., The*	51,000	[2]	1,425,960
Total Consumer Discretionary			9,854,067
Consumer Staples - 2.0%
Kroger Co.*	50,400		1,021,104
Smithfield Foods, Inc*	16,200	[2]	435,780
Total Consumer Staples			1,456,884
Energy - 12.4%
Atwood Oceanics, Inc.*	24,400	[2]	1,301,740
Cimarex Energy Co.*	3,800	[2]	163,210
ConocoPhillips Co.	24,800		1,659,120
Dynegy, Inc.*	12,200	[2]	60,634
Harvest Natural Resources, Inc.*	62,200	[2]	839,078
Lone Star Technologies, Inc.*	25,400	[2]	1,346,454
Meridian Resource Corp., The*	26,600		103,208
Occidental Petroleum Corp.	1,600	[2]	164,384
Overseas Shipholding Group, Inc.	800	[2]	39,064
Pioneer Drilling Co.*	11,600		188,036
Stone Energy Corp.*	21,600	[2]	1,017,360
Tesoro Corp.	11,700		818,064
Universal Compression Holdings, Inc.*	22,800		1,274,520
Veritas DGC, Inc.*	4,400	[2]	210,848
Total Energy			9,185,720
Financials - 26.4%
Bank of America Corp.	9,000		449,280
Bear Stearns Co., Inc., The	15,200		2,166,152
Capital One Financial Corp.	10,800		935,712
Chubb Corp.	1,600		82,464
CIT Group, Inc.	7,200		388,872
Citigroup, Inc.	30,800		1,538,460
Fannie Mae Co.	37,200		1,882,320
Goldman Sachs Group, Inc.	15,800	[2]	2,532,582
Hartford Financial Services Group, Inc.	4,000		367,720
Lehman Brothers Holdings, Inc.	3,200	[2]	483,680
Merrill Lynch & Co., Inc.	11,600	[2]	884,616
MGIC Investment Corp.	8,800	[2]	622,160
National City Corp.	14,074	[2]	519,331
Nelnet, Inc.*	1,000		38,900
PMI Group, Inc.	3,600	[2]	166,140
Radian Group, Inc.	32,200		2,019,584
Safeco Corp.	18,000		934,200
Sovereign Bancorp, Inc.	76,600	[2]	1,698,222
W.R. Berkley Corp.	36,600		1,369,572
Wachovia Corp.	7,894		472,456
Total Financials			19,552,423
Health Care - 13.5%
Aetna, Inc.	49,400		1,901,900
Amgen, Inc.*	37,200		2,518,440
Applera Corp. - Applied Biosystems Group	26,400	[2]	761,376
Becton, Dickinson & Co.	2,000		126,080
Biogen Idec, Inc.*	2,600		116,610
CIGNA Corp.	5,200		556,400
Forest Laboratories, Inc.*	20,200		815,676
Isis Pharmaceuticals, Inc.*	10,200	[2]	87,516
Johnson & Johnson	1,400		82,054
Mylan Laboratories, Inc.	62,600		1,367,184
Sierra Health Services*	3,200	[2]	125,472
SurModics, Inc.*	1,800	[2]	64,008
Tenet Healthcare Corp.*	110,200		916,864
Watson Pharmaceuticals, Inc.*	16,000	[2]	455,040
WellPoint, Inc.*	1,600		113,600
Total Health Care			10,008,220
Industrials - 9.2%
Cummins, Inc.	4,600	[2]	480,700
Eaton Corp.	7,000		536,550

The accompanying notes are an integral part of these financial statements.

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 9.2% (continued)
Northrop Grumman Corp.	32,000	[2]	$2,140,800
Parker Hannifin Corp.	18,000		1,458,900
Raytheon Co.	28,000		1,239,560
Waste Connections, Inc.*	24,800	[2]	954,800
Total Industrials			6,811,310
Information Technology - 13.7%
Arrow Electronics, Inc.*	17,800		644,360
Cisco Systems, Inc.*	45,800		959,510
Dell, Inc. *	80,000	[2]	2,096,000
Google, Inc.*	3,800		1,588,172
Ingram Micro, Inc., Class A*	9,600		176,544
Intergraph Corp.*	22,800		1,003,656
International Business Machines Corp.	10,200		839,868
Motorola, Inc.	37,400		798,490
NCR Corp.*	35,600		1,402,640
Texas Instruments, Inc.	9,600		333,216
Xerox Corp.*	20,800	[2]	292,032
Total Information Technology			10,134,488
Materials - 1.3%
Lyondell Chemical Co.	16,800	[2]	404,880
OM Group, Inc.*	20,000	[2]	572,800
Total Materials			977,680
Telecommunication Services - 3.4%
Centurytel, Inc.	47,400	[2]	1,786,980
Qwest Communications International, Inc.*	53,800	[2]	360,998
Sprint Nextel	15,500		384,400
Total Telecommunication Services			2,532,378
Utilities - 2.3%
Energen Corp.	35,600		1,255,612
TXU Corp.	9,200		456,596
Total Utilities			1,712,208
Total Common Stocks (cost $63,042,635)			72,225,378
Other Investment Companies - 26.6%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%3	17,931,613		17,931,613
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	1,751,854		1,751,854
Total Other Investment Companies (cost $19,683,467)			19,683,467
Total Investments - 124.1% (cost $82,726,102)			91,908,845
Other Assets, less Liabilities - (24.1)%			17,857,427)
Net Assets - 100%			$74,051,418

Note: Based on the cost of investments of $82,736,084 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $10,588,235 and $1,415,474, respectively, resulting in net unrealized appreciation of investments of $9,172,761.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $17,398,465, or 23.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

FQ U.S. Equity Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
Citigroup, Inc.*	5.0%
Bank of America Corp.*	4.6
Amgen, Inc.	3.2
Verizon Communications, Inc.*	3.1
JC Penney Co., Inc.	3.1
Raytheon Co.	3.0
Masco Corp.	3.0
Goldman Sachs Group, Inc.	2.9
Northrop Grumman Corp. *	2.7
ConocoPhillips Co.*	2.5

Top Ten as a Group	33.1%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 7.3%
American Eagle Outfitters, Inc.	19,800		$641,520
Ameristar Casinos, Inc.	4,400	[2]	108,284
Claire’s Stores, Inc.	1,000		35,220
Darden Restaurants, Inc.	1,800		71,280
Federated Department Stores, Inc.	7,400		576,090
J.C. Penney Co., Inc.	36,200	[2]	2,369,652
McDonald’s Corp.	27,000		933,390
NTL, Inc.*	2,600		71,448
Pantry, Inc., The*	8,800	[2]	582,472
Starbucks Corp.*	3,600		134,172
Target Corp.	2,000	[2]	106,200
Total Consumer Discretionary			5,629,728
Consumer Staples - 2.7%
ConAgra Foods, Inc.	48,200	[2]	1,093,176
Kroger Co.*	28,000		567,280
Loews Corp. - Carolina Group	1,600		81,984
Pilgrim’s Pride Corp., Class B	10,200	[2]	266,526
SUPERVALU, Inc.	3,600	[2]	104,436
Total Consumer Staples			2,113,402
Energy - 11.9%
Amerada Hess Corp.	2,200	[2]	315,194
Atwood Oceanics, Inc. *	22,000	[2]	1,173,700
ChevronTexaco Corp.	22,000	[2]	1,342,440
ConocoPhillips Co.	28,400		1,899,960
Dynegy, Inc.*	72,000		357,840
Devon Energy Corp.	5,000		300,550
Global Industries, Ltd.*	6,400	[2]	101,568
Lone Star Technologies, Inc.*	10,200		540,702
Occidental Petroleum Corp.	600	[2]	61,644
Oil States International, Inc.*	5,200		209,924
Overseas Shipholding Group, Inc.	28,600	[2]	1,396,538
Tesoro Corp.	4,200		293,664
Universal Compression Holdings, Inc.*	15,400		860,860
Veritas DGC, Inc.*	8,000	[2]	383,360
Total Energy			9,237,944
Financials - 24.5%
Annaly Mortgage Management, Inc.	10,600	[2]	142,782
Bank of America Corp.	70,600		3,524,352
Bear, Stearns & Co., Inc.	9,300	[2]	1,325,343
Chubb Corp.	16,400		845,256
Citigroup, Inc.	77,600		3,876,120
Fannie Mae Co.	6,000		303,600
Goldman Sachs Group, Inc.	14,000	[2]	2,244,060
Hartford Financial Services Group, Inc.	6,800		625,124
Lehman Brothers Holdings, Inc.	2,600		392,990
Merrill Lynch & Co., Inc.	6,600		503,316
MGIC Investment Corp.	1,400	[2]	98,980
National City Corp.	13,000	[2]	479,700
Nationwide Financial Services, Inc.	2,400	[2]	105,312
PMI Group, Inc.	20,800	[2]	959,920
Radian Group, Inc.	16,800	[2]	1,053,696
Safeco Corp.	16,000		830,400
Sovereign Bancorp, Inc.	24,200	[2]	536,514
Thornburg Mortgage, Inc.	6,200	[2]	179,242
Vornado Realty Trust	1,600	[2]	153,024
Washington Mutual, Inc.	18,400	[2]	829,104
Total Financials			19,008,835
Health Care - 14.4%
Abbott Laboratories Co.	2,400		102,576
AmerisourceBergen Corp.	3,800	[2]	163,970
Amgen, Inc.*	36,200		2,450,740
Applera Corp. - Applied Biosystems Group	40,200	[2]	1,159,368
Becton, Dickinson & Co.	6,000		378,240
CIGNA Corp.	1,600		171,200
Forest Laboratories, Inc.*	7,400		298,812
Isis Pharmaceuticals, Inc.*	17,400	[2]	149,292
Johnson & Johnson	11,600		679,876
Merck & Co., Inc.	41,200		1,418,104
Mylan Laboratories, Inc.	13,000		283,920
PDI, Inc.*	4,800		58,800
Pfizer, Inc.	57,600		1,459,008
Sierra Health Services, Inc.*	18,400	[2]	721,464
Tenet Healthcare Corp.*	84,400		702,208
UnitedHealth Group, Inc.	19,800		984,852
Total Health Care			11,182,430
Industrials - 14.3%
3M Co.	4,800		410,064
Cummins, Inc.	6,600	[2]	689,700
Eaton Corp.	12,800		981,120
Lockheed Martin Corp.	1,000	[2]	75,900
Masco Corp.	72,600	[2]	2,315,940
Northrop Grumman Corp.	31,400	[2]	2,100,660
Parker Hannifin Corp.	17,200		1,394,060

The accompanying notes are an integral part of these financial statements.

FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

FQ U.S. Equity

	Shares		Value
Industrials - 9.2% (continued)
Raytheon Co.	53,200		$2,355,164
Republic Services, Inc.	14,400		633,744
Ryder System, Inc.	2,000		104,300
Total Industrials			11,060,652
Information Technology - 13.6%
Apple Computer, Inc.*	5,600		394,184
Arrow Electronics, Inc.*	27,400		991,880
Autodesk, Inc.	7,600	[2]	319,504
Cisco Systems, Inc.*	33,000		691,350
EarthLink, Inc.*	7,000	[2]	63,630
EMC Corp.*	18,200		245,882
Exar Corp.*	6,600		95,634
Global Payments, Inc.	4,600		218,178
Google, Inc.*	1,600		668,704
Hewlett-Packard Co.	34,400		1,116,968
IKON Office Solutions, Inc.	8,000	[2]	105,600
Imation Corp.	2,400		100,800
Ingram Micro, Inc., Class A*	23,200		426,648
Intel Corp.	85,200		1,702,296
Intergraph Corp.*	14,200	[2]	625,084
Motorola, Inc.	42,700		911,645
NCR Corp.*	5,400		212,760
Novell, Inc.*	25,000	[2]	205,500
Reynolds & Reynolds Co., The, Class A	6,600		196,284
Sabre Holdings Corp.	11,600	[2]	267,844
Texas Instruments, Inc.	10,000	[2]	347,100
Xerox Corp.*	47,400	[2]	665,496
Total Information Technology			10,572,971
Materials - 1.7%
Eastman Chemical Co	800	[2]	43,480
Louisana-Pacific Corp.	10,400	[2]	286,832
Lyondell Chemical Co.	40,400	[2]	973,640
Total Materials			1,303,952
Telecommunication Services - 6.1%
Broadwing Corp.*	6,400	[2]	88,896
Centurytel, Inc.	39,000	[2]	1,470,300
Qwest Communications International, Inc.*	109,000	[2]	731,390
Verizon Communications, Inc.	73,100		2,414,493
Total Telecommunication Services			4,705,079
Utilities - 2.2%
American Electric Power Co., Inc.	10,400	[2]	347,984
Energen Corp.	21,000		740,670
National Fuel Gas Co.	5,400	[2]	179,550
TXU Corp.	8,600		426,818
Total Utilities			1,695,022
Total Common Stocks (cost $69,096,274)			76,510,015
Other Investment Companies - 31.4%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%3	22,611,121		22,611,121
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	1,692,202		1,692,202
Total Other Investment Companies - (cost $24,303,323)			24,303,325
Total Investments - 130.1% (cost $93,399,597)			100,813,338
Other Assets, less Liabilities - (30.1)%			(23,304,065)
Net Assets - 100%			$77,509,273

Note: Based on the cost of investments of $93,399,597 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $9,106,382 and $1,692,641, respectively, resulting in net unrealized appreciation of investments of $7,413,741.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $22,030,312, or 28.4% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Funds

Statements of Assets and Liabilities

April 30, 2006 (unaudited)

	FQ Tax- Managed U.S. Equity	FQ U.S. Equity
Assets:
Investments at value (including securities on loan valued at $17,398,465 and $22,030,312, respectively)*	$91,908,845	$100,813,338
Cash	193,963	37,339
Receivable for investments sold	—	4,426,497
Receivable for Fund shares sold	238,233	—
Dividends and other receivables	65,075	141,044
Receivable for variation margin on futures	—	400
Prepaid expenses	36,790	37,867

Total assets	92,442,906	105,456,485

Liabilities:
Payable upon return of securities loaned	17,931,613	22,611,121
Payable for Fund shares repurchased	75,000	3,737
Payable for investments purchased	296,612	5,250,573
Accrued expenses:
Investment advisory and management fees	47,154	22,141
Professional fees	13,455	18,246
Other	27,654	41,394

Total liabilities	18,391,488	27,947,212

Net Assets	$74,051,418	$77,509,273

Net Assets Represent:
Paid-in capital	$116,907,868	$64,656,885
Undistributed net investment income	40,915	289,014
Accumulated net realized gain (loss) from investments and futures contracts	(52,080,108)	5,136,558
Net unrealized appreciation of investments and futures contracts	9,182,743	7,426,816

Net Assets	$74,051,418	$77,509,273

Class A Shares - Net Assets	$18,145	$14,736
Shares outstanding	1,373	1,060

Net asset value, offering and redemption price per share	$13.22	$13.91

Public offering price per share based on a maximum sales charge of 5.75%	$14.03	$14.75
Class C Shares - Net Assets	$191,942	$4,544
Shares outstanding	14,547	327

Net asset value, offering and redemption price per share	$13.19	$13.89

Institutional Class Shares - Net Assets	$73,841,331	$77,489,993
Shares outstanding	5,585,186	5,571,254

Net asset value, offering and redemption price per share	$13.22	$13.91

* Investments at cost	$82,726,102	$93,399,597

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

For the fiscal period ended April 30, 2006* (unaudited)

	Shares	Value
Assets:
Investments in Securities - 33.9%
S&P 500 Depositary Receipts	25,000	$3,286,750
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	2,839,549	2,839,549

Total Investments in securities (cost $6,087,799)		6,126,299

Cash		12,002,345
Receivable for Fund shares sold		10,598
Interest and other receivables		52,512
Receivable for variation margin on futures		51,068
Receivable for open foreign currency contracts		398
Prepaid expenses		454

Total assets		18,243,674

Liabilities:
Payable for Fund shares repurchased		5,806
Payable for open foreign currency contracts		319
Payable for variation margin		107,837
Accrued expenses:
Investment advisory and management fees		12,814
Administrative fees		3,795
Distribution fees		3,799
Professional fees		5,936
Other		11,474

Total liabilities		151,780

Net Assets		$18,091,894

Net Assets Represent:
Paid-in capital		$18,046,711
Undistributed net investment income		16,585
Accumulated net realized gain from investments and futures contracts		65,515
Accumulated net realized loss from currency contracts		(924)
Net unrealized depreciation of investments, futures and foreign currency contracts		(35,993)

Net Assets		$18,091,894

Class A Shares - Net Assets		$18,085,407
Shares outstanding		1,803,879

Net asset value, offering and redemption price per share		$10.03

Public offering price per share based on a maximum sales charge of 5.75%		$10.64
Class C Shares - Net Assets		$6,487
Shares outstanding		648

Net asset value, offering and redemption price per share		$10.02

*	Commencement of operations was March 30, 2006.

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Funds

Statements of Operations

For the fiscal period ended April 30, 2006 (unaudited)

	FQ Tax- Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives*
Investment Income:
Dividend income	$444,512	$816,558	$28,015
Interest income	—	—	26,524
Securities lending fees	5,945	9,492	—
Foreign withholding tax	(264)	(7)	—

Total investment income	450,193	826,043	54,539

Expenses:
Investment advisory and management fees	273,777	131,890	25,806
Administrative fees	—	94,207	3,795
Distribution fees Class A	2	4	3,798
Distribution fees Class C	165	3	1
Transfer agent	19,582	26,104	1,028
Professional fees	13,749	19,019	4,363
Custodian	13,275	13,769	5,504
Reports to shareholders	10,895	1,974	2,291
Registration fees	7,192	5,140	3,097
Trustee fees and expenses	2,815	2,893	245
Miscellaneous	1,515	1,868	1,129

Total expenses before expense reimbursement	342,967	296,871	51,057

Less: Expense reimbursement	(23,922)	—	(13,103)

Net expenses	319,045	296,871	37,954

Net investment income	131,148	529,172	16,585

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	5,783,006	5,131,424	11
Net realized gain on futures contracts	—	4,965	65,504
Net realized loss on foreign currency contracts	—	—	(924)
Net unrealized appreciation of investments	737,944	3,753,611	38,500
Net unrealized appreciation (depreciation) of futures contracts	—	20,200	(74,571)
Net unrealized appreciation of foreign currency contracts	—	—	78

Net realized and unrealized gain	6,520,950	8,910,200	28,598

Net Increase in Net Assets Resulting from Operations	$6,652,098	$9,439,372	$45,183

*	Commencement of operations was March 30, 2006.

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, (unaudited) and for the fiscal year ended October 31,

	FQ Tax- Managed U.S. Equity		FQ U.S. Equity		FQ Global Alternatives*
	2006	2005	2006	2005	2006
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$131,148	$21,634	$529,172	$1,109,164	$16,585
Net realized gain on investments, futures and foreign currency transactions	5,783,006	6,293,568	5,136,389	11,924,709	64,591
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	737,944	2,666,656	3,773,811	(4,129,513)	(35,993)

Net increase in net assets resulting from operations	6,652,098	8,981,858	9,439,372	8,904,360	45,183

Distributions to Shareholders (Institutional Class):
From net investment income	(111,569)	(448,811)	(1,014,832)	(931,900)	—
From net realized gain on investments	—	—	(2,823,880)	—	—

Total distributions to shareholders	(111,569)	(448,811)	(3,838,712)	(931,900)	—

From Capital Share Transactions:
Proceeds from the sale of shares	17,745,246	11,829,718	2,509,233	3,021,007	18,266,941
Net asset value of shares issued in connection with reinvestment of dividends and distributions	103,866	429,263	3,770,801	913,866	—
Cost of shares repurchased	(5,714,837)	(10,736,051)	(6,841,804)	(12,315,041)	(220,230)

Net increase (decrease) from capital share transactions	12,134,275	1,522,930	(561,770)	(8,380,168)	18,046,711

Total increase (decrease) in net assets	18,674,804	10,055,977	5,038,890	(407,708)	18,091,894

Net Assets:
Beginning of period	55,376,614	45,320,637	72,470,383	72,878,091	—

End of period	$74,051,418	$55,376,614	$77,509,273	$72,470,383	$18,091,894

End of period undistributed net investment income	$40,915	$21,336	$289,014	$774,674	$16,585
Share Transactions:
Sale of shares	1,379,942	1,025,346	187,694	329,310	1,825,888
Shares issued in connection with reinvestment of dividends and distributions	8,296	39,747	291,838	74,622	—
Shares repurchased	(444,106)	(969,422)	(511,051)	(1,071,398)	(21,361)

Net increase (decrease) in shares	944,132	95,671	(31,519)	(667,466)	1,804,527

*	Commencement of operations was March 30, 2006.

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the period ended April 30, 2006	For the fiscal year ended October 31,				For the period ended October 31, 2001*
	(Unaudited)	2005	2004	2003	2002
Institutional Class Shares
Net Asset Value, Beginning of Period	$11.89	$9.94	$9.39	$7.74	$8.91	$10.00

Income from Investment Operations:
Net investment income	0.03	0.01	0.11	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.32	2.04	0.44	1.69	(1.23)	(1.10)

Total from investment operations	1.35	2.05	0.55	1.75	(1.17)	(1.09)

Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.10)	—	(0.10)	—	—

Net Asset Value, End of Period	$13.22	$11.89	$9.94	$9.39	$7.74	$8.91

Total Return[1]	11.39%[2]	20.75%	5.86%	22.90%	(13.13)%	(10.90)%[2]

Ratio of net expenses to average net assets[1]	0.99%[3]	0.99%	0.99%	0.99%	1.00%	1.00%[3]
Ratio of net investment income to average net assets[1]	0.41%[3]	0.04%	0.99%	0.68%	0.91%	0.29%[3]
Portfolio turnover	51%[2]	105%	131%	143%	101%	191%[2]
Net assets at end of period (000’s omitted)	$74,051	$55,377	$45,321	$53,538	$8,539	$4,322

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.06%[3]	1.21%	1.20%	1.62%	2.55%	4.49%[3]
Ratio of net investment income (loss) to average net assets	0.33%[3]	(0.17)%	0.79%	0.06%	(0.63)%	(3.20)%[3]

Class A Shares #	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$13.01

Income from Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on investments	0.21

Total from investment operations	0.21

Net Asset Value, End of Period	$13.22

Total Return[1]	1.61%[2]

Ratio of net expenses to average net assets[1]	1.24%[3]
Ratio of net investment income to average net assets[1]	0.35%[3]
Portfolio turnover	51%[2]
Net assets at end of period (000’s omitted)	$18

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.31%[3]
Ratio of net investment income to average net assets	0.26%[3]

Class C Shares #	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$13.01

Income from Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on investments	0.18

Total from investment operations	0.18

Net Asset Value, End of Period	$13.19

Total Return[1]	1.38%[2]

Ratio of net expenses to average net assets[1]	1.99%[3]
Ratio of net investment loss to average net assets[1]	(0.91)%[3]
Portfolio turnover	51%[2]
Net assets at end of period (000’s omitted)	$192

Expense Offsets:[4]
Ratio of total expenses to average net assets	2.06%[3]
Ratio of net investment loss to average net assets	(0.98)%[3]

*	Commencement of operations was on December 18, 2000.
#	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements).
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares[4]	For the period ended April 30, 2006 (Unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.93	$11.62	$10.59	$9.03	$10.90	$15.59

Income from Investment Operations:
Net investment income	0.09	0.20	0.11	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.58	1.26	1.00	1.56	(1.87)	(4.00)

Total from investment operations	1.67	1.46	1.11	1.64	(1.80)	(3.92)

Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.15)	(0.08)	(0.08)	(0.07)	(0.02)
Net realized gain on investments	(0.51)	—	—	—	—	(0.75)

Total distributions to shareholders	(0.69)	(0.15)	(0.08)	(0.08)	(0.07)	(0.77)

Net Asset Value, End of Period	$13.91	$12.93	$11.62	$10.59	$9.03	$10.90

Total Return[1]	13.37%[2]	12.64%	10.52%	18.37%	(16.65)%	(26.07)%

Ratio of net expenses to average net assets[1]	0.79%[3]	0.85%	0.79%	0.91%	1.01%	0.93%
Ratio of net investment income to average net assets[1]	1.40%[3]	1.49%	0.97%	0.82%	0.61%	0.61%
Portfolio turnover	49%[2]	105%	106%	169%	74%	69%
Net assets at end of period (000’s omitted)	$77,490	$72,470	$72,878	$71,265	$63,676	$86,546

Class A Shares *	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$13.53

Income from Investment Operations:
Net investment income	0.00 #
Net realized and unrealized gain on investments	0.38

Total from investment operations	0.38

Net Asset Value, End of Period	$13.91

Total Return[1]	2.73%[2]

Ratio of net expenses to average net assets[1]	1.04%[3]
Ratio of net investment income to average net assets[1]	0.84%[3]
Portfolio turnover	49%[2]
Net assets at end of period (000’s omitted)	$15

Class C Shares *	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$13.53

Income from Investment Operations:
Net investment income	0.00 #
Net realized and unrealized gain on investments	0.36

Total from investment operations	0.36

Net Asset Value, End of Period	$13.89

Total Return[1]	2.66%[2]

Ratio of net expenses to average net assets[1]	1.79%[3]
Ratio of net investment loss to average net assets[1]	(0.20)%[3]
Portfolio turnover	49%[2]
Net assets at end of period (000’s omitted)	$5

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements).
#	Rounds to less than $0.01.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares *	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00 #
Net realized and unrealized gain on investments	0.03

Total from investment operations	0.03

Net Asset Value, End of Period	$10.03

Total Return[1]	0.30%[2]

Ratio of net expenses to average net assets[1]	2.50%[3]
Ratio of net investment income to average net assets[1]	1.09%[3]
Portfolio turnover	0%[2]
Net assets at end of period (000’s omitted)	$18,085

Expense Offsets:[4]
Ratio of total expenses to average net assets	3.36%[3]
Ratio of net investment income to average net assets	0.23%[3]

Class C Shares *	For the period ended April 30, 2006 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00 #
Net realized and unrealized gain on investments	0.02

Total from investment operations	0.02

Net Asset Value, End of Period	$10.02

Total Return[1]	0.20%[2]

Ratio of net expenses to average net assets[1]	3.25%[3]
Ratio of net investment income to average net assets[1]	0.44%[3]
Portfolio turnover	0%[2]
Net assets at end of period (000’s omitted)	$6

Expense Offsets:[4]
Ratio of total expenses to average net assets	4.11%[3]
Ratio of net investment loss to average net assets	(0.44)%[3]

*	Class A and Class C shares commenced operations at the close of business on March 30, 2006. (See Notes to Financial Statements).
#	Rounds to less than $0.01.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

Managers AMG FQ Funds

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund, formerly First Quadrant Tax-Managed Equity Fund (“Tax- Managed”), Managers AMG FQ U.S. Equity Fund, formerly Managers Structured Core (“U.S. Equity”), and Managers AMG FQ Global Alternatives Fund (“Global Alternatives”), collectively the “Funds.”

On March 1, 2006, two new classes were added to Tax-Managed and U.S. Equity, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Global Alternatives commenced operations on March 30, 2006 with an initial investment of $100 into Class A and $1,500 into Class C by Managers Investment Group LLC. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a frontend sales charge of up to 5.75%. Redemptions of Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Tax-Managed and U.S. Equity Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of the Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2006, the custodian expense was not reduced for any of the Funds.

Managers Investment Group, LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for Tax-Managed and Global Alternatives, have contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary expenses) of the Funds exceed the following amounts of the Fund’s average daily net assets.

Fund	Class A	Class B	Institutional Class
Tax-Managed	1.24%	1.99%	0.99%
Global Alternatives	2.50%	3.25%	NA

The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Funds respective expense cap. In addition to any other waiver or reimbursement agreed to by the Investment Manager, First Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At April 30, 2006, the six month and cumulative amount of reimbursable expenses for the Funds were as follows:

Fund	Six Months Ended April 30, 2006	Cumulative Reimbursement Amount
Tax-Managed	$23,922	$300,083
Global Alternatives	13,103	13,103

The Investment Manager has voluntarily agreed through March 1, 2007 to limit U.S. Equity’s Institutional Class shares total annual operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary expenses) to 0.79% of the Fund’s average daily net assets allocable to the Institutional Class shares. This arrangement may be modified or terminated by the Investment Manager at any time. As of April 30, 2006 the total operating expenses have not exceeded the expense cap.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Funds intend to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of April 30, 2006, only Tax-Managed had accumulated net realized capital loss carryovers from securities transactions for Federal income which amounted to $3,119,319, $37,174,125 and $17,559,688. These amounts may be used to offset realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended April 30, 2006, the capital stock transactions in the Funds by class were:

Managers AMG FQ Funds

Notes to Financial Statements (continued)

	Tax-Managed				U.S. Equity
	2006		2005		2006		2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares*
Proceeds from the sale of shares	1,373	$18,500	—	—	1,060	$14,333	—	—
Reinvestment of dividends and distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—	—	—

Net increase	1,373	$18,500	—	—	1,060	$14,333	—	—

Class C Shares*
Proceeds from the sale of shares	14,548	$192,973	—	—	327	$4,504	—	—
Reinvestment of dividends and distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—	—	—

Net increase	14,548	$192,973	—	—	327	$4,504	—	—

Institutional Class
Proceeds from the sale of shares	1,364,021	$17,533,773	1,025,346	$11,829,718	186,307	$2,490,396	329,310	$3,021,007
Reinvestment of dividends and distributions	8,296	103,866	39,747	429,263	291,838	3,770,801	74,622	913,866
Cost of shares repurchased	(444,106)	(5,714,837)	(969,422)	(10,736,051)	(511,051)	(6,841,804)	(1,071,398)	(12,315,041)

Net increase (decrease)	928,211	$11,922,802	95,671	$1,522,930	(32,906)	$(580,607)	(667,466)	$(8,380,168)

*	Class A and Class C shares commenced operations on March 1, 2006.

	Global Alternatives 2006 *
	Shares	Amount
Class A Shares
Proceeds from the sale of shares	1,825,240	$18,260,441
Cost of shares repurchased	(21,361)	(220,230)

Net increase	1,803,879	$18,040,211

Class C Shares
Proceeds from the sale of shares	648	$6,500
Cost of shares repurchased	—	—

Net increase	648	$6,500

*	Commenced operations on March 30, 2006.

At April 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional Class
Tax-Managed	1 owns 92%	3 collectively own 87%	2 collectively own 35%
U.S. Equity	1 owns 90%	1 owns 66%	1 owns 15%
Global Alternatives	None	1 owns 77%	NA

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a whollyowned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity and Global Alternatives are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% and 1.70%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.35% and 1.40% of the average daily net assets of the Fund for its services as subadvisor. U.S. Equity and Global Alternatives have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of each Fund.

Prior to July, 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective, July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $2,815 and $245 for the six months ended April 30, 2006 represents Tax-Managed and Global Alternatives allocated portion of the total fees and expenses paid by the Managers Funds.

The Trust is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Funds. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Effective March 1, 2006, Tax-Managed and U.S. Equity adopted a distribution and service plan (the “Plan”) and effective March 30, 2006, Global Alternatives adopted the Plan with respect to the Class A and Class C shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of U.S. Equity and Global Alternatives for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$43,685,762	$32,237,819	N/A	N/A
U.S. Equity	36,760,270	40,910,324	N/A	N/A
Global Alternatives	3,248,250	—	N/A	N/A

4.	Portfolio Securities Loaned

The Trust may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

20

Managers AMG FQ Funds

Notes to Financial Statements (continued)

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

Global Alternatives invests in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2006, were as follows:

Foreign Currency

Global Alternatives	Position	Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/Loss
Australian Dollar	Short	5/1/06	$(7,238)	$(7,312)	$(74)
Canadian Dollar	Short	5/1/06	(14,471)	(14,561)	(90)
Pound Sterling	Short	5/1/06	(8,051)	(8,206)	(155)
euro-dollar Contracts	Long	5/1/06	45,207	45,538	331
Hong Kong Dollar	Long	5/1/06	3,477	3,482	5
Japanese Yen	Long	5/1/06	37,878	37,939	61
Total			$56,805	$56,880	$78

21

Managers AMG FQ Funds

Notes to Financial Statements (continued)

8.	Futures Contracts Held or Issued for Purposes other than Trading

U.S. Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Alternatives may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and future contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. Cash pledged to cover margin requirements for the open futures positions at April 30, 2006 was $20,000 and $12,000,000 for U.S. Equity and Global Alternatives, respectively. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. Cash pledged to cover margin requirements for the open futures positions at April 30, 2006 is $20,000 and $12,000,000 for U.S. Equity and Global Alternatives, respectively. Each Fund had the following open futures contracts as of April 30, 2006:

FQ U.S. Equity

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3- Month S&P 500	2	Long	6/15/06	$13,075

FQ Global Alternatives

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
10- Year Bond	AUD	16	Short	6/15/06	$(464)
SPI 100 Index	AUD	7	Short	6/16/06	(14,370)
S&P/ TSE 60 Index	CAD	35	Short	6/16/06	3,672
CAC40 10 Index	EUR	32	Short	5/19/06	(5,783)
Amsterdam Index	EUR	5	Long	5/19/06	3,250
Month DAX Index	EUR	14	Long	6/16/06	11,751
Month IBEX 35 Index	EUR	29	Short	5/19/06	(43,859)
Month S&P/MIB Index	EUR	12	Long	6/16/06	3,638
Euro Bond	EUR	4	Long	6/8/06	(201)
FTSE 100 Index	GBP	10	Short	6/16/06	(7,199)
Gilt	GBP	20	Short	6/28/06	182
Hang Seng Index	HKD	9	Long	5/29/06	(513)
10-Year Bond	JPY	1	Long	6/20/06	(88)
TOPIX Index	JPY	36	Long	6/9/06	(15,165)
Australian Dollar	USD	12	Short	6/19/06	(192)
British Pound Sterling	USD	15	Short	6/19/06	1,410
Canadian Dollar	USD	11	Short	6/20/06	(176)
Euro	USD	2	Short	6/19/06	313
Japanese Yen	USD	13	Long	6/19/06	(240)
Swiss Franc	USD	14	Long	6/19/06	(260)
S&P 500 Index	USD	8	Short	6/15/06	(11,698)
U.S. Long Bond	USD	12	Long	6/21/06	1,427

					$(74,565)

22

Annual Renewal of Investment Advisory Agreements

On December 2, 2005, the Board of Trustees of Managers Trust I (the “Trust”), including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Managers Investment Group LLC (the “Investment Manager”) and the Subadvisory Agreement with First Quadrant, L.P. (the “Subadvisor”) for the benefit of FQ Global Alternatives Fund, a series of Managers Trust I (the “Fund”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”) and other information regarding the anticipated nature, extent and quality of services to be provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to other series of the Trust and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the ability of the Investment Manager to oversee the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) that are intended to be used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s preliminary prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be provided by the Subadvisor; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, expected to be received by the Investment Manager and its affiliates attributable to managing the Fund, the anticipated cost of providing such services and the expected profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and, accordingly, evaluated the reasonableness of the advisory and subadvisory fees separately, as well as on a combined basis. The Trustees also noted the anticipated asset level of the Fund and the impact on profitability of future growth of assets of the Fund.

In considering the anticipated cost of services to be provided by the Investment Manager and the Subadvisor under the Investment Management and Subadvisory Agreements and the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund, the Trustees noted the anticipated asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund would be reasonable and that neither the Investment Manager nor the Subadvisor is would be realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and anticipated total expenses (net of applicable expense waivers/reimbursements) were higher than the average for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through March 1, 2007 to limit the Fund’s net annual operating expenses to 2.50% for Class A shares and to 3.25% for Class C shares. The Trustees concluded that, in light of the anticipated nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and

23

Annual Renewal of Investment Advisory Agreements (continued)

Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on December 2, 2005, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

24

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

The Managers Funds

PFPC, Inc. c/o Wrap Services

P.O. Box 9847

Providence, Rhode Island 02940

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and

Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2006

•	Managers Fremont Global Fund

•	Managers International Growth Fund

•	Managers Small Cap Fund

•	Managers Real Estate Securities Fund

•	Managers California Intermediate Tax-Free Fund

•	Fremont Money Market Fund

Semi-Annual Report — April 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS
Managers Fremont Global Fund	4
Managers International Growth Fund	12
Managers Small Cap Fund	16
Managers Real Estate Securities Fund	20
Managers California Intermediate Tax-Free Fund	22
Fremont Money Market Fund	26

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	28

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	30
Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	31
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	32
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	34
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•      We launched a new First Quadrant Global Alternatives Fund,

•      Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•      Managers Bond Fund surpassed $500,000,000 in assets, and

•      Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Executive Vice President
Managers Funds	Chief Investment Officer
Managers Investment Group LLC

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During the Period*
Managers Fremont Global Fund
Based on Actual Fund Return	$1,000	$1,112	$5.71
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.46
Managers International Growth Fund
Based on Actual Fund Return	$1,000	$1,261	$8.41
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.50
Managers Small Cap Fund
Based on Actual Fund Return	$1,000	$1,221	$8.10
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.35
Managers Real Estate Securities Fund
Based on Actual Fund Return	$1,000	$1,157	$7.59
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.10
Managers California Intermediate Tax-Free Fund
Based on Actual Fund Return	$1,000	$1,011	$2.74
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.76
Fremont Money Market Fund
Based on Actual Fund Return	$1,000	$1,018	$2.40
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Managers Funds Performance

All periods ended April 30, 2006 (unaudited)

	Average Annual Total Returns 1
The Managers Funds	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Managers Fremont Global [3,4]	11.24%	17.98%	14.75%	5.16%	6.22%	—	—
S&P 500 Index	9.64%	15.42%	14.68%	2.70%	8.94%	—	—
Managers Fremont Global Fund Composite Index [10]	10.13%	15.74%	14.53%	5.46%	7.38%	—	—
Managers International Growth [2,3]	26.09%	32.07%	24.72%	3.69%	3.60%	—	—
MSCI EAFE Index	22.89%	33.49%	29.10%	9.18%	6.68%	—	—
Managers Small Cap [2,5]	22.11%	37.35%	24.38%	2.28%	—	8.20%	Sept. ‘97
Russell 2000 Growth Index	20.31%	36.13%	24.22%	6.05%	—	3.40%
Managers Real Estate Securities [2,6]	15.65%	27.37%	28.31%	20.18%	—	11.17%	Dec. ‘97
S&P 500 Index	9.64%	15.42%	14.68%	2.70%	—	5.28%	—
Dow Jones Wilshire REIT Index	16.67%	29.20%	29.85%	21.51%	—	13.35%	—
Managers California Intermediate Tax-Free [2,4,7,8]	1.12%	0.85%	3.13%	4.31%	4.71%	—	—
Lehman Bros. 5 Yr. Municipal Bond Index	0.96%	1.19%	2.13%	4.20%	4.81%	—	—
Fremont Money Market [9]	1.83%	3.34%	1.82%	1.91%	3.66%	—	—
Money Fund Report Avg/First Tier Index	1.79%	3.12%	1.55%	1.56%	3.24%	—	—

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).
[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.
[4]	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors, and changing interest rate risk. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[5]	The Fund or Strategy is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[6]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[7]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government Agency. Although the Fremont Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
[10]	Managers Fremont Global Fund Composite Index is a hypothetical representation of the performance of the Fund’s stock and bond asset classes according to their respective weightings in the Fund’s neutral mix (65% global equities and 35% global bonds). The MSCI World Index is used to represent the Fund’s stock asset class and the JPM Global Bond Index (Hedged) is used to represent the Fund’s bond asset class when calculating the Composite Index.

3

Managers Fremont Global Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 411 securities)	% of Net Assets
France, Government of, 3.000%, 07/25/12*	1.6%
Norwegian Government, 5.000%, 05/15/15*	1.4
Bank of America Corp.	1.2
Citigroup, Inc.*	1.1
France Telecom SA, 7.000%, 12/23/09*	1.1
Pemex Project Funding Master Trust, 6.625%, 04/04/10*	1.1
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10*	1.0
U.K. Gilts, 4.750%, 03/04/20*	1.0
France, Government of, 3.400%, 07/25/29*	1.0
France, Government of, 8.500%, 10/25/19*	1.0

Top Ten as a Group	11.5%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

4

Managers Fremont Global Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

Fremont Global

	Shares		Value
Common Stocks - 68.4%
Consumer Discretionary - 9.4%
American Eagle Outfitters, Inc.	7,000		$226,800
Ameristar Casinos, Inc.	1,200	[4]	29,532
Autonation, Inc.*	1,400	[4]	31,528
Carphone Warehouse Group, The (United Kingdom)	92,269		560,697
Century Casinos, Inc.*	10,800		109,188
Claire’s Stores, Inc.	200		7,044
Coach, Inc.*	25,000		825,500
Comcast Corp., Special Class A*	34,400	[4]	1,060,551
Continental AG (Germany)	5,600	[4]	666,666
Darden Restaurants, Inc.	800		31,680
dELiA*s Corp.	14,829	[4]	157,632
Dentsu, Inc. (Japan)	62		215,302
eBay, Inc.*	24,000	[4]	825,840
EMI Group PLC (United Kingdom)	99,748		514,748
Federated Department Stores, Inc.	2,600		202,410
Gannett Co., Inc.	6,100	[4]	335,500
Grupo Televisa S. A. (Mexico)	19,500		413,400
Gymboree Corp.*	6,000		180,480
Harris Interactive, Inc.*	22,100		106,743
Hyundai Motor Co. - Sponsored GDR (a) (South Korea)	1,200	[4]	53,220
IMAX Corp. (Canada)*	13,000	[4]	129,610
Intercontinental Hotels Group, PLC (United Kingdom)	1		12
J.C. Penney Co., Inc.	12,360		809,086
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	9,302		320,834
Lakes Gaming, Inc.*	10,000	[4]	92,000
Lotte Shopping Co., Ltd. (South Korea)*	7,499[4]		154,029
Lowe’s Co., Inc.	13,200		832,260
LVMH Moet Hennessy Louis Vuitton SA (France)	4,583		482,267
Matsushita Electric Industrial Co., Ltd. (Japan)	6,000		144,708
McDonald’s Corp.	8,800		304,216
McGraw-Hill Companies, Inc., The	800		44,528
Nevada Gold & Casinos, Inc.*	7,100		67,450
NTL, Inc.*	1,200		32,976
Office Depot, Inc.*	13,760		558,381
OPAP SA (Greece)	5,493		202,068
Pantry, Inc., The*	2,600		172,094
ParkerVision, Inc.*	8,700	[4]	91,698
Pearson PLC (United Kingdom)	18,490		254,932
Persimmon PLC (United Kingdom)	11,500		274,792
Peugeot SA (France)	5,119		336,334
ProSiebenSat.1 Media AG (Germany)	10,628		293,911
Pulte Homes, Inc.	11,000	[4]	410,850
Rakuten, Inc. (Japan)	490		394,687
Renault SA (France)	6,800		788,722
Scopus Video Neworks, Ltd. (Israel)*	8,100		44,226
SES GLOBAL (France)	19,842		325,240
Sharp Corp. (Japan)	21,000		367,480
Starbucks Corp.*	33,000		1,229,910
Swatch Group AG, The (Switzerland)	7,476		274,245
Target Corp.	400		21,240
Time Warner, Inc.	54,500		948,300
Toyota Motor Corp. (Japan)	15,200		887,968
Total Consumer Discretionary			17,845,515
Consumer Staples - 2.1%
Altria Group, Inc.	400		29,264
British American Tobacco PLC (United Kingdom)	20,800		529,996
ConAgra Foods, Inc.	17,000	[4]	385,560
CVS Corp.	24,040	[4]	714,469
Groupe Danone (France)	2,716		338,725
J Sainsbury PLC (United Kingdom)	61,500		374,129
Japan Tobacco, Inc. (Japan)	175		701,994
Kimberly-Clark Corp.	400		23,412
Kroger Co.*	9,000		182,340
Loews Corp. - Carolina Group	400		20,496
PepsiCo, Inc.	400		23,296
Pilgrim’s Pride Corp., Class B	3,200		83,616
Reckitt Benckiser PLC (United Kingdom)	14,849		540,825
SUPERVALU, Inc.	1,400	[4]	40,614
Total Consumer Staples			3,988,736
Energy - 6.4%
Amerada Hess Corp.	600	[4]	85,962
Atwood Oceanics, Inc.*	7,200	[4]	384,120
Baker Hughes, Inc.	13,200		1,066,955
BP PLC (United Kingdom)	18,900		231,035
Canadian Natural Resources, Ltd. (Canada)	5,500		330,576
ChevronTexaco Corp.	20,500	[4]	1,250,910
China Petroleum and Chemical Corp., Class H (Hong Kong)	368,000		235,442
ConocoPhillips Co.	15,610		1,044,309

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 6.4% (continued)
Devon Energy Corp.	14,000		$841,540
Dynegy, Inc.*	24,000		119,280
Eni S.p.A. (Italy)	14,900		455,966
Global Industries, Ltd.*	2,200	[4]	34,914
Halliburton Co.	8,600		672,090
Lone Star Technologies, Inc.*	3,400	[4]	180,234
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	1,970		234,074
Occidental Petroleum Corp.	800		82,192
Oil States International, Inc.*	1,800	[4]	72,666
Overseas Shipholding Group, Inc.	10,000	[4]	488,300
Petro-Canada (Canada)	4,400		216,448
PetroChina Co., Ltd. (China)	100,000		111,804
Petroleo Brasileiro S.A. (Brazil)	5,300	[4]	471,117
Repsol YPF, S.A. (Spain)	14,900		444,842
Smith International, Inc.	22,100	[4]	933,283
Statoil ASA (Norway)	10,650		348,901
Suncor Energy, Inc. (Canada)	4,600		393,904
Tenaris S.A. (Luxembourg)	6,500		298,350
Tesoro Corp.	1,400		97,888
Total SA (France)	2,356		650,186
Universal Compression Holdings, Inc.*	5,400		301,860
Veritas DGC, Inc.*	3,200	[4]	153,344
Total Energy			12,232,492
Financials - 16.4%
Allstate Corp., The	10,300		581,847
American Express Co.	16,900		909,389
American Home Mortgage Investment Corp.	400	[4]	13,888
American International Group, Inc.	13,940		909,585
Annaly Mortgage Management, Inc.	5,000	[4]	67,350
Assurances Generales de France (France)	4,500		568,918
Astoria Finantial Corp.	800	[4]	25,056
Aviva PLC (United Kingdom)	30,100		437,692
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,850		239,537
Bank of America Corp.	43,889		2,190,938
Barclays PLC (United Kingdom)	36,700		456,035
Bear, Stearns & Co., Inc.	3,000	[4]	427,530
Capital One Financial Corp.	1,600	[4]	138,624
Cash Systems, Inc.*	28,800	[4]	217,077
CB Richard Ellis Group, Inc.*	6,900		606,441
Chicago Mercantile Exchange Holdings, Inc.	2,500		1,145,000
Chubb Corp.	15,600		804,024
Citigroup, Inc.	42,800		2,137,860
Commerzbank AG (Germany)	12,235		507,285
Credit Agricole SA (France)	8,400		338,167
Credit Saison Co., Ltd. (Japan)	2,600		136,460
Credit Suisse Group (Switzerland)	8,200	[4]	515,062
Erste Bank der oesterreichischen Sparkassen AG (Austria)*	4,712		284,338
Euronext NV (Netherlands)	4,587		409,716
Fannie Mae Co.	1,800		91,080
Fortis (Belgium)	4,700		176,173
Franklin Resources, Inc.	9,300		866,016
Friends Provident PLC (United Kingdom)	73,000		260,076
Goldman Sachs Group, Inc.	4,800	[4]	769,392
Hartford Financial Services Group, Inc.	2,200		202,246
HBOS PLC (United Kingdom)	26,370		463,761
Hypo Real Estate Holding AG (Germany)	3,232	[4]	225,934
ING Groep NV (Netherlands)	19,700		803,799
KBC Bank & Insurance Group, Inc. (Belgium)	2,506		290,858
Kookmin Bank, Sponsored ADR (South Korea)	2,900		258,245
Legg Mason, Inc.	8,500		1,007,080
Lehman Brothers Holdings, Inc.	3,900		589,485
London Stock Exchange PLC (United Kingdom)	21,300		480,472
Man Group PLC (United Kingdom)	3,023		139,131
Merrill Lynch & Co., Inc.	8,300		632,958
MGIC Investment Corp.	600	[4]	42,420
Mitsubishi Tokyo Financial Group, Inc. (Japan)	23		359,586
Moody’s Corp.	15,400	[4]	954,954
Morgan Stanley Co.	11,800	[4]	758,740
Muenchener Rueckversicherungs AG (Germany)	3,400		480,790
National City Corp.	4,600	[4]	169,740
Nationwide Financial Services, Inc.	800	[4]	35,104
North Fork Bancorporation, Inc.	16,940	[4]	510,402
ORIX Corp. (Japan)	1,990		598,152
PMI Group, Inc.	7,400	[4]	341,510
Radian Group, Inc.	6,000		376,320
Royal Bank of Scotland Group PLC (United Kingdom)	15,900		517,149
Safeco Corp.	5,600		290,640
Shinsei Bank, Ltd. (Japan)	33,000		230,515

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 16.4% (continued)
Shun TAK Holdings, Ltd. (Hong Kong)	132,000	[4]	$167,715
Sino Land Company, Ltd. (Hong Kong)	14,800		24,635
Societe Generale (France)	2,600		396,843
Sovereign Bancorp, Inc.	8,200	[4]	181,794
Standard Bank Group Ltd. (South Africa)	17,500		249,587
Standard Chartered, PLC (United Kingdom)	10,549		278,984
Sumitomo Mitsui Financial Group, Inc. (Japan)	48		526,290
Sumitomo Realty & Development Co., Ltd. (Japan)	10,000		264,611
Thornburg Mortgage, Inc.	2,200	[4]	63,602
UBS AG (Switzerland)	4,300		504,661
Unibail (France)	720		125,431
UniCredito Italiano SpA (Italy)	20,140		151,699
Vornado Realty Trust	1,000		95,640
W Holding Co., Inc.	2,600	[4]	19,474
Washington Mutual, Inc.	24,900	[4]	1,121,993
Total Financials			31,163,506
Health Care - 7.8%
Abbott Laboratories Co.	17,100		730,854
AmerisourceBergen Corp.	600	[4]	25,890
Amgen, Inc.*	23,200		1,570,640
AngioDynamics, Inc.*	4,400		136,708
Applera Corp. - Applied Biosystems Group	13,000	[4]	374,920
AstraZeneca PLC (United Kingdom)	11,664		641,358
Becton, Dickinson & Co.	2,400	[4]	151,296
Bristol-Myers Squibb Co.	1,000	[4]	25,380
Cardica, Inc.*	5,700	[4]	45,201
Cepheid, Inc.*	6,500		59,215
CIGNA Corp.	600		64,200
Conceptus, Inc.*	11,700	[4]	160,758
Daiichi Sankyo Co., Ltd. (Japan)	4,300		110,589
DexCom, Inc.*	9,100	[4]	228,956
Eclipsys Corp.*	3,200		70,464
Eisai Co., Ltd. (Japan)	6,600		301,002
Eli Lilly & Co.	800	[4]	42,336
Essilor International SA (France)	2,405		240,781
Forest Laboratories, Inc.*	2,400		96,912
Gilead Sciences, Inc.*	14,400		828,000
GlaxoSmithKline PLC (United Kingdom)	6,500		186,806
Harvard Bioscience, Inc.*	11,200		49,728
HCA, Inc.	12,570	[4]	551,697
ICON PLC (Ireland)*	2,700		147,177
Isis Pharmaceuticals, Inc.*	7,600	[4]	65,208
Johnson & Johnson	3,800		222,718
Laserscope*	3,200	[4]	76,032
Medco Health Solutions, Inc.*	17,500		931,525
Medtronic, Inc.	16,800		842,016
Merck & Co., Inc.	14,600		502,532
Mylan Laboratories, Inc.	4,400		96,096
NeoPharm, Inc.*	29,062	[4]	232,205
NxStage Medical, Inc.*	3,300		39,732
Omnicell, Inc.*	3,700		49,284
Pfizer, Inc.	37,000		937,210
Regeneration Technologies, Inc.*	36,900		281,547
Roche Holding AG (Switzerland)*	2,479		380,459
Sanofi-Synthelabo SA (France)	9,948		938,070
Sierra Health Services, Inc.*	6,200	[4]	243,102
Sonosite, Inc.*	1,300		49,075
Tenet Healthcare Corp.*	29,000		241,280
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	3,400	[4]	137,700
UnitedHealth Group, Inc.	24,000		1,193,760
Vital Images, Inc.*	4,000		133,720
WellPoint, Inc.*	5,900		418,900
Total Health Care			14,853,039
Industrials - 8.6%
3M Co.	1,800		153,774
Allied Defense Group, Inc., The*	2,100		48,111
Atlas Copco AB (Sweden)	3,600		106,450
BAE Systems PLC (United Kingdom)	36,800		279,240
Buzzi Unicem S.p.A (Italy)	9,100		232,841
Career Education Corp.*	11,230	[4]	414,050
Caterpillar, Inc.	12,000		908,880
Cendant Corp.	37,280		649,790
CoStar Group, Inc.*	2,000		112,900
Cummins, Inc.	2,200	[4]	229,900
Eaton Corp.	4,200		321,930
Emerson Electric Co.	7,350		624,383
European Aeronautic Defense and Space Co. (Netherlands)*	8,400		331,438
Flow International Corp.*	5,800	[4]	78,416
General Electric Co.	45,100		1,560,009
Gevity HR, Inc.	4,300		110,467
Global Traffic Network, Inc.*	13,200		76,560
Honeywell International, Inc.	12,400		527,000
Insituform Technologies, Inc.*	2,700		68,796

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 8.6% (continued)
Joy Global, Inc.	17,500		$1,149,574
Koyo Seiko Co., Ltd. (Japan)	9,100		195,556
Kuehne & Nagel International AG (Switzerland)	266		96,460
KVH Industries, Inc.*	9,100	[4]	98,280
L-3 Communications Holdings, Inc.	12,000		980,400
Lockheed Martin Corp.	600	[4]	45,540
MAN AG (Germany)	5,300		401,731
Masco Corp.	24,800	[4]	791,120
Mitsui O.S.K. Lines, Ltd. (Japan)	25,000		178,280
Northrop Grumman Corp.	10,400		695,760
Parker Hannifin Corp.	5,600		453,880
PDG Environmental, Inc.*	29,300		47,466
Perma-Fix Environmental Services, Inc.*	300		597
Pitney Bowes, Inc.	15,600		652,860
Powell Industries, Inc.*	1,900		46,721
Raytheon Co.	18,400		814,568
Republic Services, Inc.	5,200		228,852
Ryanair Holdings PLC (Ireland)*	3,000	[4]	141,240
Ryder System, Inc.	400		20,860
Siemens AG (Germany)	4,563		431,962
SNC-Lavalin Group, Inc. (Canada)	8,600		249,989
Sumitomo Heavy Industries, Ltd. (Japan)	31,000		325,800
TVI Corp.*	58,200		221,742
Tyco International, Ltd.	20,700	[4]	545,445
United Technologies Corp.	9,700		609,257
Total Industrials			16,258,875
Information Technology - 11.6%
Actel Corp.*	4,600		73,922
Adobe Systems, Inc.*	12,000	[4]	470,400
Airspan Networks, Inc.*	19,500		118,560
Aladdin Knowledge Systems, Ltd. (Israel)*	3,800		88,616
Altran Technologies SA (France)*	12,113		175,417
Anaren Microwave, Inc.*	10,700		219,778
Apple Computer, Inc.*	16,200		1,140,317
ARM Holdings PLC (United Kingdom)	111,504		273,759
Arrow Electronics, Inc.*	8,800		318,560
ASML Holding N.V. (Netherlands)*	14,622		309,208
ATMI, Inc.*	11,700		332,280
AudioCodes, Ltd. (Israel)*	16,300	[4]	222,006
Autodesk, Inc.	25,400	[4]	1,067,816
Bottomline Technologies, Inc.*	4,100		48,257
CalAmp Corp.*	10,800		145,476
Canon, Inc. (Japan)	8,400		638,198
Cascade Microtech, Inc.*	3,800		46,626
Ceragon Networks, Ltd. (Israel)*	40,400		217,756
Cisco Systems, Inc.*	10,400		217,880
Cognizant Technology Solutions Corp. *	18,000		1,144,980
CyberOptics Corp.*	4,700		71,816
Dassault Systemes SA (France)	1,496		81,223
Dell, Inc.*	15,450		404,790
Eagle Test Systems, Inc.*	3,600		56,880
EarthLink, Inc.*	3,000	[4]	27,270
eCollege.com*	4,300		91,375
EMC Corp.*	4,800		64,848
Equinix, Inc.*	6,500	[4]	428,350
Ericsson (LM), Class B (Sweden)	98,400		349,220
Exar Corp.*	3,000		43,470
Exfo Electro-Optical Engineering, Inc. (Canada)*	38,500		289,905
Fargo Electronics, Inc.*	3,400		62,832
FEI Co.*	5,500		119,570
First Data Corp.	11,150		531,744
Flextronics International, Ltd. (Singapore)*	18,100	[4]	205,616
Global Payments, Inc.	1,600		75,888
Google, Inc.*	400		167,176
Hewlett-Packard Co.	12,200		396,134
Identix, Inc.*	41,312		306,122
IKON Office Solutions, Inc.	2,000	[4]	26,400
Imation Corp.	1,200		50,400
Ingram Micro, Inc., Class A*	7,200		132,408
Intel Corp.	30,140		602,197
Intergraph Corp.*	5,200		228,904
International Business Machines Corp.	5,550		456,987
Lightbrigde, Inc.*	300		3,816
Logitech International S.A. (Switzerland)	8,193		338,709
Marvell Technology Group Ltd. (Bermuda)*	15,100	[4]	862,059
Motorola, Inc.	14,400		307,440
NCI, Inc., Class A*	4,500		63,225
NCR Corp.*	2,306		90,856
Nippon Electric Glass Co., Ltd. (Japan)	8,000		179,278
Nokia Corp., Sponsored ADR (Finland)	25,500		577,830
Novell, Inc.*	7,000	[4]	57,540
Nvidia Corp.*	45,600	[4]	1,332,431
On Track Innovations, Ltd. (Israel)*	200		2,642
Online Resources Corp.*	3,700		47,989

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 11.6% (continued)
OPNET Technologies, Inc.*	12,600		$155,106
Optibase Ltd. (Israel)*	22,700	[4]	88,530
Optical Communication Products, Inc.*	35,000		85,050
Power Integrations, Inc.*	3,400		71,978
QUALCOMM, Inc.	8,800		451,792
Quanta Computer, Inc. (Taiwan)	26,670		235,304
Rae Systems, Inc.*	29,200	[4]	103,952
Reynolds & Reynolds Co., The, Class A	2,600		77,324
RightNow Technologies, Inc.*	2,700		49,977
Sabre Holdings Corp.	4,200	[4]	96,978
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	2,119		723,408
SAP AG (Germany)	1,259		275,066
Seagate Technology, Inc.	32,500	[4]	863,200
Silicon Motion Technology Corp., ADR (Taiwan)*	7,600		113,088
SRS Labs, Inc.*	7,100		42,458
Stratasys, Inc.*	5,000	[4]	163,750
Stratex Networks, Inc.*	8,000		50,480
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	32,979		345,620
Terayon Communication Systems, Inc.*	80,500		147,718
Texas Instruments, Inc.	3,200		111,072
Tokyo Electron Ltd. (Japan)	4,500		322,926
Trident Microsystems, Inc.*	1,900		50,540
Witness Systems, Inc.*	6,700		156,445
Woodhead Industries, Inc.	300		4,890
Xerox Corp.*	58,770	[4]	825,131
Total Information Technology			22,016,935
Materials - 2.4%
Anglo American PLC (United Kingdom)	5,182		221,650
Arcelor (Luxembourg)	7,500		308,505
BHP Billiton PLC (United Kingdom)	8,464		174,070
Calgon Carbon Corp.	25,600	[4]	191,744
Cameco Corp. (Canada)	6,800		276,420
Eastman Chemical Co.	400		21,740
Inco, Ltd. (Canada)	5,200	[4]	293,644
JFE Holdings, Inc. (Japan)	14,300		554,799
JSR Corp. (Japan)	11,800		362,566
Louisana-Pacific Corp.	3,200	[4]	88,256
Lyondell Chemical Co.	13,000	[4]	313,300
Mitsui Chemicals, Inc. (Japan)	27,000		195,235
Northern Technologies International Corp.*	6,250		39,063
POSCO, Sponsored ADR (South Korea)	5,300		373,491
Vallourec SA (France)	374		486,389
Xstrata PLC (United Kingdom)	18,658		672,124
Total Materials			4,572,996
Telecommunication Services - 2.0%
America Movil, S.A. de C.V. (Mexico)	11,500		424,465
Broadwing Corp.*	2,200	[4]	30,558
Centurytel, Inc.	12,600	[4]	475,020
Qwest Communications International*	36,600	[4]	245,586
Singapore Telecommunications, Inc. (Singapore)*	191,000		331,554
Sprint Nextel	36,203		897,834
Verizon Communications, Inc.	25,330		836,650
Vodafone Group PLC (United Kingdom)	271,000		640,964
Total Telecommunication Services			3,882,631
Utilities - 1.7%
American Electric Power Co., Inc.	4,000	[4]	133,840
E.ON AG (Germany)	4,500		547,532
Endesa, S.A. (Spain)	14,000		463,417
Energen Corp.	7,000		246,890
Exelon Corp.	12,000	[4]	648,000
National Fuel Gas Co.	1,600	[4]	53,200
RWE AG (Germany)	2,470		214,304
TXU Corp.	3,400		168,742
Veolia Environnement (France)	13,184		787,901
Total Utilities			3,263,826
Total Common Stocks (cost $106,084,655)			$130,078,551

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Corporate Bonds - 10.0%
Banque De Tunisie, 3.300%, 08/02/10	JPY	100,000,000		$933,332
BAT International Finance PLC, 5.125%, 07/09/13	EUR	1,000,000		1,293,843
Deutsche Bahn Finance BV, 5.000%, 06/10/08	EUR	2,000,000		1,325,069
Fidelity International Ltd., 6.250%, 03/21/12	EUR	1,000,000		1,380,959
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	500,000		889,625
France Telecom SA, 7.000%, 12/23/09	EUR	1,500,000		2,081,505
General Electric Capital Australia Funding Property Ltd., 7.000%, 09/15/09	AUD	2,000,000		1,554,072
General Electric Capital Corp., 5.250%, 04/15/13[1]	USD	1,000,000		957,011
General Electric Capital Corp., Series A, 5.050%, 01/03/08, (07/03/06)[1]	USD	1,000,000		1,001,519
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		621,782
Glencore Funding LLC, 6.000%, 04/15/04 (a)	USD	500,000	[4]	472,229
Kazkommerts International BV, 7.875%, 04/07/14 (a)	USD	1,750,000	[4]	1,763,125
Pacific Life Funding LLC, 6.500%, 04/15/08	AUD	1,000,000		763,056
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	1,500,000		2,046,074
Petroliam Nasional Berhad, 3.600%, 06/12/06	JPY	100,000,000		881,660
Shinhan Bank, 5.663%, 03/02/35[1]	EUR	1,000,000	[4]	941,286
Total Corporate Bonds (cost $18,230,859)				18,906,147
Foreign Government Obligations - 14.7%
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,429,533
Canada Government Real Return Bond, 4.000%, 12/01/31	CAN	1,182,770		1,550,862
Canada Government Real Return Bond, 4.250%, 12/01/21	CAN	1,301,010		1,576,619
Deutschland Republic, 3.250%, 07/04/15	EUR	1,000,000		1,194,231
Development Bank of Japan, 1.700%, 09/20/22	JPY	100,000,000		816,312
Eurofima, 6.000%, 01/28/14	AUD	2,000,000		1,514,922
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000		1,372,769
France, Government of, 3.000%, 07/25/12	EUR	2,169,640		2,971,033
France, Government of, 3.150%, 07/25/32	EUR	616,987		973,738
France, Government of, 3.400%, 07/25/29	EUR	1,148,649		1,843,600
France, Government of, 8.500%, 10/25/19	EUR	1,000,470		1,838,085
International Finance Corp., 6.750%, 07/15/09	NZD	1,000,000		637,828
Norwegian Government, 5.000%, 05/15/15	NOK	15,500,000		2,683,691
Norwegian Government, 5.500%, 05/15/09	NOK	6,000,000		1,024,903
Norwegian Government, 6.000%, 05/16/11	NOK	5,000,000		888,137
Singapore, Government of, 3.500%, 07/01/12	SGD	1,600,000		1,023,439
Singapore, Government of, 3.625%, 07/01/14	SGD	1,500,000		961,627
U.K. Gilts, 4.000%, 03/07/09	GBP	1,000,000		1,791,858
U.K. Gilts, 4.750%, 03/04/20	GBP	1,000,000		1,855,739
Total Foreign Government Obligations (cost $24,147,690)				27,948,926
U.S. Government and Agency Obligations - 4.0%
Federal National Mortgage Association - 0.9%
FNMA, 6.000%, 10/01/24	USD	724,006		725,516
FNMA Gold Pool, 5.500%, 12/01/15	USD	972,556		965,491
Total Federal National Mortgage Association				1,691,007

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
United States Treasury Bonds - 3.1%
U.S. Treasury Bonds, 1.875%, 07/15/13	USD	1,081,790		$1,051,280
U.S. Treasury Bonds, 2.000%, 01/15/14	USD	1,075,150		1,049,489
U.S. Treasury Bonds, 2.375%, 01/15/25	USD	1,791,664		1,770,669
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	USD	2,097,140	[4]	1,995,070
Total United States Treasury Bonds				5,866,508
Total U.S. Government and Agency Obligations (cost $7,946,572)				7,557,515
		Shares
Warrants - 0.1%
United Microelectronics Corp. (Taiwan) (cost $221,666)		334,600		232,882
Other Investment Companies - 18.3%[5]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]		28,039,031		28,039,031
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%		6,707,642		6,707,642
Total Other Investment Companies (cost $34,746,673)				34,746,673
Total Investments - 115.5% (cost $191,378,115)				219,470,694
Other Assets, less Liabilities - (15.5)%				(29,409,048)
Net Assets - 100.0%				$190,061,646

The accompanying notes are an integral part of these financial statements.

11

Managers International Growth Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 74 securities)	% of Net Assets
Veolia Environnement	4.4%
London Stock Exchange PLC	3.5
Commerzbank AG	3.5
Nokia Corp., Sponsored ADR	3.3
Rakuten, Inc.	2.5
Reckitt Benckiser PLC*	2.4
Sanofi-Synthelabo SA	2.2
Samsung Electronics Co., Ltd., GDR	2.2
LVMH Moet Hennessy Louis Vuitton SA	2.2
Carphone Warehouse Group, The	2.2

Top Ten as a Group	28.4%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

12

Managers International Growth Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

International Growth

	Shares	Value
Common Stocks - 105.5%
Consumer Discretionary - 25.9%
Carphone Warehouse Group, The (United Kingdom)	100,965	$613,541
Dentsu, Inc. (Japan)	70	243,083
EMI Group PLC (United Kingdom)	109,313	564,108
Grupo Televisa S. A. (Mexico)	22,000	466,400
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	11,867	409,303
Lotte Shopping Co., Ltd. (South Korea)*	14,641[4]	300,726
LVMH Moet Hennessy Louis Vuitton SA (France)	5,847[4]	615,277
Matsushita Electric Industrial Co., Ltd. (Japan)	7,000	168,826
OPAP SA (Greece)	6,987	257,027
Pearson PLC (United Kingdom)	24,129	332,680
Peugeot SA (France)	7,172	471,223
ProSiebenSat.1 Media AG (Germany)	13,513	373,694
Rakuten, Inc. (Japan)	841	677,411
SES GLOBAL (France)	22,492	368,677
Sharp Corp. (Japan)	23,000	402,478
Swatch Group AG, The (Switzerland)	9,576[4]	351,280
Toyota Motor Corp. (Japan)	8,700	508,245
Total Consumer Discretionary		7,123,979
Consumer Staples - 4.0%
Groupe Danone (France)	3,530	440,242
Reckitt Benckiser PLC (United Kingdom)	18,341	668,010
Total Consumer Staples		1,108,252
Energy - 6.5%
Petro-Canada (Canada)	4,900	241,045
Statoil ASA (Norway)	13,500	442,269
Suncor Energy, Inc. (Canada)	4,800	411,030
Tenaris S.A. (Luxembourg)	7,500[4]	344,250
Total SA (France)	1,289	355,725
Total Energy		1,794,319
Financials - 23.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)	12,152	268,281
Commerzbank AG (Germany)	23,003	953,746
Credit Saison Co., Ltd. (Japan)	3,600	188,945
Erste Bank der oesterreichischen Sparkassen AG (Austria)*	6,010	362,702
Euronext NV (Netherlands)	5,959	532,265
Hypo Real Estate Holdings AG (Germany)	4,123	288,220
KBC Bank & Insurance Group, Inc. (Belgium)	2,947	342,043
London Stock Exchange PLC (United Kingdom)	42,500	958,687
Man Group PLC (United Kingdom)	3,840	176,732
Mitsubishi Tokyo Financial Group, Inc. (Japan)	30	469,025
Shinsei Bank, Ltd. (Japan)	38,000	265,441
Shun TAK Holdings, Ltd. (Hong Kong)	130,000[4]	165,174
Standard Chartered, PLC (United Kingdom)	13,366	353,483
Sumitomo Realty & Development Co., Ltd. (Japan)	13,000	343,994
UBS AG (Switzerland)	4,600[4]	539,870
Unibail (France)	788	137,277
UniCredito Italiano SpA (Italy)	25,637	193,104
Total Financials		6,538,989
Health Care - 9.1%
AstraZeneca PLC (United Kingdom)	10,032	551,620
Daiichi Sankyo Co., Ltd. (Japan)	5,500	141,452
Eisai Co., Ltd. (Japan)	7,400	337,487
Health Care (continued)
Essilor International SA (France)	2,612	261,505
Roche Holding AG (Switzerland)*	2,798	429,417
Sanofi-Synthelabo SA (France)	6,568	619,345
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	4,400[4]	178,200
Total Health Care		2,519,026
Industrials - 5.2%
Atlas Copco AB (Sweden)	4,800	141,933
Koyo Seiko Co., Ltd. (Japan)	10,200	219,195
Kuehne & Nagel International AG (Switzerland)	199	72,163
Ryanair Holdings PLC (Ireland)*	3,300[4]	155,364
Siemens AG (Germany)	5,892	557,773
SNC-Lavalin Group, Inc. (Canada)	9,400	273,244
Total Industrials		1,419,672
Information Technology - 16.4%
Altran Technologies SA (France)*	14,069	203,743
ARM Holdings PLC (United Kingdom)	163,276	400,866
ASML Holding N.V. (Netherlands)*	15,878	335,768
Dassault Systemes SA (France)	1,663	90,290
Ericsson (LM), Class B (Sweden)	125,400	445,043
Logitech International S.A. (Switzerland)	10,433	431,313
Nippon Electric Glass Co., Ltd. (Japan)	16,000	358,555
Nokia Corp., Sponsored ADR (Finland)	40,300	913,198
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	1,804	615,869

The accompanying notes are an integral part of these financial statements.

13

Managers International Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.4% (continued)
SAP AG (Germany)	1,612	$352,189
Tokyo Electron Ltd. (Japan)	5,100	365,983
Total Information Technology		4,512,817
Materials - 8.6%
Anglo American PLC (United Kingdom)	6,565	280,805
BHP Billiton PLC (United Kingdom)	10,753	221,146
Cameco Corp. (Canada)	7,500[4]	304,875
Inco, Ltd. (Canada)	5,900[4]	333,173
JSR Corp. (Japan)	13,400	411,728
Vallourec SA (France)	416	541,010
Xstrata PLC (United Kingdom)	7,927	285,557
Total Materials		2,378,294
Telecommunication Services - 1.7%
America Movil , S.A. de C.V. (Mexico)	12,900	476,140
Utilities - 4.4%
Veolia Environnement (France)	20,093	1,200,796
Total Common Stocks (cost $24,834,743)		29,072,284
Other Investment Companies - 8.9%5,[3]
Bank of New York Institutional Cash Reserves Fund, 4.83% (cost $2,459,318)	2,459,318	2,459,318
Total Investments - 114.4% (cost $27,294,061)		31,531,602
Other Assets, less Liabilities - (14.4)%		(3,970,520)
Net Assets - 100.0%		$27,561,082

The accompanying notes are an integral part of these financial statements.

14

THIS PAGE INTENTIONALLY LEFT BLANK

Managers Small Cap Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 126 securities)	% of Net Assets
Alliance Data Systems Corp.*	3.1%
SCP Pool Corp.*	2.6
Education Management Corp.*	2.4
Corporate Executive Board Co.*	1.9
Pediatrix Medical Group, Inc.	1.6
West Corp.*	1.6
Universal Compression Holdings, Inc.	1.6
Mobile Mini, Inc.	1.5
Investors Financial Services Corp.*	1.5
DaVita, Inc.*	1.5

Top Ten as a Group	19.3%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

16

Managers Small Cap Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

Small Cap

	Shares	Value
Common Stocks - 92.2%
Consumer Discretionary - 9.9%
Aaron Rents, Inc.	19,300	$518,398
Advance Auto Parts, Inc.*	13,050	524,871
ADVO, Inc.	14,600	413,764
Entercom Communications Corp.*	14,600[4]	386,462
Gaylord Entertainment Co., Class A*	13,100[4]	579,675
Hibbett Sporting Goods, Inc.*	13,500[4]	409,185
Kerzner International, Ltd.*	6,000[4]	468,840
LodgeNet Entertainment Corp.*	16,215[4]	309,382
Marvel Entertainment, Inc.*	25,800[4]	503,358
Monroe Muffler Brake, Inc.	16,600[4]	603,410
Orient-Express Hotels Ltd.	18,700	766,700
Outdoor Channel Holdings, Inc.*	27,600[4]	332,028
Radio One, Inc.*	25,800[4]	185,502
SCP Pool Corp.	50,250[4]	2,347,680
Williams Scotsman International, Inc.*	20,500	503,685
Total Consumer Discretionary		8,852,940
Consumer Staples - 3.5%
Allion Healthcare, Inc.*	25,700[4]	274,219
Central Garden & Pet Co.*	18,700	921,162
Herbalife Ltd.*	25,700	894,360
Inter Parfums, Inc.	25,000	473,750
United Natural Foods, Inc.*	18,800[4]	601,036
Total Consumer Staples		3,164,527
Energy - 6.9%
Brigham Exploration Co.*	64,100[4]	604,463
Denbury Resources, Inc.*	36,100	1,176,860
Hydril Co.*	7,600	609,216
Pioneer Drilling Co.*	25,500	413,355
Quicksilver Resources, Inc.*	14,850[4]	615,384
TODCO	27,900	1,279,773
Universal Compression Holdings, Inc.*	26,000	1,453,400
Total Energy		6,152,451
Financials - 11.7%
Argonaut Group, Inc.*	22,100[4]	771,290
Assured Guaranty, Ltd.	22,900	569,065
Cardinal Financial Corp.	5,300[4]	62,646
Cohen & Steers, Inc.	19,500[4]	499,785
CVB Financial Corp.	35,841[4]	584,925
Investors Financial Services Corp.	28,500[4]	1,364,010
Jefferies Group, Inc.	14,800	983,460
Markel Corp.*	3,100	1,082,675
Midwest Banc Holdings, Inc.	20,100[4]	471,546
North Pointe Holdings Corp.*	38,300	499,126
optionsXpress, Inc.	20,400	642,600
Primus Guaranty, Ltd.*	50,900[4]	590,440
PrivateBancorp, Inc.	11,300[4]	500,025
Resource Capital Corp.*	19,900[4]	275,217
Texas Capital Bancshares, Inc.*	19,100[4]	440,446
Trammell Crow Co.*	21,900[4]	852,567
UCBH Holdings, Inc.	20,300[4]	359,107
Total Financials		10,548,930
Health Care - 19.7%
Adeza Biomedical Corp.*	20,900	358,017
Advisory Board Co., The*	13,200	740,784
Amedisys, Inc.*	12,300[4]	407,868
American Dental Partners, Inc.*	32,000[4]	436,800
AtriCure, Inc.*	32,200	273,700
BioMarin Pharmaceutical, Inc.*	54,000[4]	664,200
Bio-Rad Laboratories, Inc.*	11,180	731,284
Conor Medsystems, Inc.*	20,500[4]	553,500
DaVita, Inc.*	23,250	1,308,045
DJ Orthopedics, Inc.*	12,100[4]	481,096
Eclipsys Corp.*	18,900[4]	416,178
Emageon, Inc.*	32,200[4]	571,550
Genesis HealthCare Corp.*	12,900	609,783
Haemonetics Corp.*	10,400[4]	566,800
Integra LifeSciences Holdings Corp.*	15,500[4]	650,380
Magellan Health Services, Inc.*	31,000	1,260,150
Matria Healthcare, Inc.*	11,300[4]	346,797
MWI Veterinary Supply, Inc.*	16,800[4]	597,240
Panacos Pharmaceuticals, Inc.*	33,300	232,767
Pediatrix Medical Group, Inc.*	29,200	1,478,104
Pharmion Corp.*	24,100[4]	466,576
PolyMedica Corp.	17,095[4]	706,194
Respironics, Inc.*	31,000	1,135,220
Stereotaxis, Inc.*	51,000[4]	603,840
Symmetry Medical, Inc.*	27,900	555,210
Syneron Medical Ltd.*	23,900[4]	618,293
VCA Antech, Inc.*	30,200	938,918
Total Health Care		17,709,294
Industrials - 23.3%
Actuant Corp., Class A	2,700[4]	172,665
American Reprographics Co.*	25,000	886,750

The accompanying notes are an integral part of these financial statements.

17

Managers Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 23.3% (continued)
Barrett Business Services, Inc.*	4,400	$116,248
Beacon Roofing Supply, Inc.*	26,500[4]	980,500
Corporate Executive Board Co.	15,600	1,671,228
CoStar Group, Inc.*	13,000[4]	733,850
Dionex Corp.*	11,200[4]	673,344
Educate, Inc.*	16,700[4]	137,775
Education Management Corp.*	51,600	2,190,936
FirstService Corp.*	18,800	468,872
Goodman Global, Inc.*	5,500	108,900
Huron Consulting Group, Inc.*	19,000[4]	675,450
Jackson Hewitt Tax Service, Inc.	19,500[4]	582,660
Manitowoc Co., The	14,500	719,055
Mobile Mini, Inc.*	41,400[4]	1,365,372
MTC Technologies, Inc.*	15,300[4]	438,039
Nuco2, Inc.*	10,200	292,128
On Assignment, Inc.*	51,300	666,900
Orbital Sciences Corp.*	43,000[4]	672,950
Pacer International, Inc.	21,900	750,951
Portfolio Recovery Associates, Inc.*	12,900[4]	663,705
RBC Bearings, Inc.*	22,700[4]	537,763
Resources Connection, Inc.*	42,300	1,137,870
Ritchie Bros. Auctioneers, Inc.	9,500[4]	512,050
SI International, Inc.*	12,800[4]	436,096
Stericycle, Inc.*	16,400[4]	1,079,776
UTI Worldwide, Inc.	24,300[4]	757,917
West Corp.*	31,700[4]	1,468,344
Total Industrials		20,898,094
Information Technology - 17.2%
Alliance Data Systems Corp.*	50,000[4]	2,750,000
Alvarion, Ltd.*	49,700[4]	410,025
Anteon International Corp.*	13,100	715,915
Atheros Communications*	11,100	281,829
ATMI, Inc.*	14,100	400,440
Cognex Corp.	18,700[4]	498,355
CPI International, Inc.*	14,500	261,000
CSG Systems International, Inc.*	18,600[4]	470,208
Cymer, Inc.*	12,700	656,463
Global Payments, Inc.	25,300	1,199,979
Heartland Payment Systems, Inc.*	1,800[4]	47,232
Henry (Jack) & Associates, Inc.	46,800[4]	1,050,660
Hittite Microwave Corp.	6,500	252,915
J2 Global Communications, Inc.*	11,000[4]	539,990
M-Systems Flash Disk Pioneers Ltd.*	15,900[4]	548,073
Microsemi Corp.*	8,600	234,952
PDF Solutions, Inc.*	6,200	96,720
RADVision Ltd.*	25,100[4]	437,995
Saifun Semiconductors Ltd.*	9,400[4]	321,668
Semtech Corp.*	32,700[4]	613,125
Supertex, Inc.*	11,600[4]	447,992
TRX, Inc.*	50,400	579,600
Varian Semiconductor Equipment Associates, Inc.*	20,400	668,100
Verint Systems, Inc.*	12,000	389,280
Volterra Semiconductor Corp.*	4,900[4]	80,507
Wind River Systems, Inc.*	45,300	516,873
Wright Express Corp.*	32,400[4]	997,596
Total Industrials		15,467,492
Total Common Stocks (cost $54,157,721)		82,793,728
Other Investment Companies - 30.2%[5]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	22,699,168	22,699,168
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	4,401,016	4,401,016
Total Other Investment Companies (cost $27,100,184)		27,100,184
Total Investments - 122.4% (cost $81,257,905)		109,893,912
Other Assets, less Liabilities - (22.4)%		(20,122,334)
Net Assets - 100.0%		$89,771,578

The accompanying notes are an integral part of these financial statements.

18

THIS PAGE INTENTIONALLY LEFT BLANK

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 44 securities)	% of NetAssets
Simon Property Group, Inc.*	6.9%
ProLogis*	5.6
AvalonBay Communities, Inc.*	5.4
Vornado Realty Trust	4.7
Boston Properties, Inc.	4.3
Essex Property Trust, Inc.*	3.8
General Growth Properties, Inc.	3.5
Kimco Realty Corp.	3.5
Archstone-Smith Trust	3.4
Host Marriott Corp.	3.2

Top Ten as a Group	37.8%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

Real Estate Securities

	Shares		Value
REITs - 96.6%
Apartment - 20.0%
Apartment Investment & Management Co.	12,270		$548,346
Archstone-Smith Trust	17,570	[4]	858,822
AvalonBay Communities, Inc.	12,840	[4]	1,382,867
Camden Property Trust	7,510		516,162
Essex Property Trust, Inc.	8,990		980,809
Post Properties, Inc.	6,010	[4]	262,577
United Dominion Realty Trust, Inc.	20,270	[4]	551,141
Total Apartment			5,100,724
Diversified - 8.4%
Cousins Properties, Inc.	12,070		379,602
SL Green Realty Corp.	5,880		582,120
Vornado Realty Trust	12,480	[4]	1,193,587
Total Diversified			2,155,309
Finance - 1.9%
Highwoods Properties, Inc.	15,550	[4]	490,447
Health Care - 1.5%
Ventas, Inc.	8,200	[4]	267,894
Windrose Medical Properties Trust.	7,290		109,933
Total Health Care			377,827
Hotel - 5.9%
Highland Hospitality Corp.	7,190		92,751
Host Marriott Corp.	38,403	[4]	807,231
Sunstone Hotel Investors, Inc.	20,840	[4]	598,942
Total Hotel			1,498,924
Industrial - 7.8%
AMB Property Corp.	11,440		571,886
ProLogis	28,353		1,423,888
Total Industrial			1,995,774
Mall - 11.0%
General Growth Properties, Inc.	19,262	[4]	904,351
Mills Corp., The	4,390	[4]	140,085
Simon Property Group, Inc.	21,510	[4]	1,761,238
Total Mall			2,805,674
Office - 9.8%
Alexandria Real Estate Equities, Inc.	8,900		806,340
Boston Properties, Inc.	12,550		1,107,788
Columbia Equity Trust, Inc.	4,470	[4]	72,459
Corporate Office Properties Trust	12,430	[4]	515,845
Total Office			2,502,432
Office/Industrial - 8.9%
First Potomac Realty Trust	6,900	[4]	190,371
Kilroy Realty Corp.	7,430		529,908
Liberty Property Trust	17,600		786,720
Reckson Associates Realty Corp.	18,810	[4]	765,191
Total Office/Industrial			2,272,190
Residential - 1.0%
Equity Lifestyle Properties, Inc.	5,780	[4]	$254,262
Self Storage - 4.5%
Extra Space Storage, Inc.	22,680	[4]	356,530
Public Storage, Inc.	9,190	[4]	706,527
U-Store-It Trust	4,630		84,636
Total Self Storage			1,147,693
Shopping Center - 12.8%
Federal Realty Investment Trust	10,460		713,686
Kimco Realty Corp.	23,860		885,921
Pan Pacific Retail Properties, Inc.	5,390		359,190
Regency Centers Corp.	7,850	[4]	495,257
Taubman Centers, Inc.	13,590		559,093
Weingarten Realty Investors	6,620		260,894
Total Shopping Center			3,274,041
Specialty - 3.1%
Digital Realty Trust, Inc.	5,840	[4]	164,688
Entertainment Properties Trust	3,180		129,967
Realty Income Corp.	22,330		506,221
Total Specialty			800,876
Total REITs (cost $20,365,305)			24,676,173
REOCs (Hotel) - 2.2%
Starwood Hotels & Resorts Worldwide, Inc. (cost $444,750)	9,920	[4]	569,210
Other Investment Companies - 23.9%[5]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	5,821,121		5,821,121
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	279,420		279,420
Total Other Investment Companies (cost $6,100,541)			6,100,541
Total Investments - 122.7% (cost $26,910,596)			31,345,924
Other Assets, less Liabilities - 22.7%			(5,803,601)
Net Assets - 100.0%			$25,542,323

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 72 securities)	% of Net Assets
California State University Systemwide Revenue, Series C, 5.000%, 11/01/17 (MBIA Insured)*	5.2%
Los Angeles, CA, Series A, 5.000%, 09/01/18 (MBIA Insured)*	4.1
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)*	4.1
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	3.6
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)*	3.4
Los Angeles, CA, Series A, 5.000%, 09/01/17 (MBIA Insured)	3.2
Contra Costa, CA Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)*	3.1
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)*	3.1
Yosemite, CA, Community College District, Election of 2004, Series A, 5.000%, 08/01/19 (FGIC Insured)*	3.0
Contra Costa, CA Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)*	2.5

Top Ten as a Group	35.3%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

California Int. Tax-Free

Security Description	Principal Amount	Value
Muncipal Bonds - 97.0%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$250,938
Bay Area Government Association CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	516,875
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,839,687
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,092,500
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	474,906
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges - 1st Lien A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,087,500
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,068,750
California State Department of Water Resources, Power Supply Revenue Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	523,750
California State Department of Water Resources, Water Revenue Central Valley Project Series Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,052,500
California State Economic Recovery Bond, Series A, 5.250%, 07/01/14 (FGIC Insured)	400,000	433,500
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	212,000
California State Refunding Bond, 5.000%, 03/01/17	400,000	418,000
California State University Systemwide Revenue, Series C, 5.000%, 11/01/17 (MBIA Insured)	2,500,000	2,653,124
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	267,975
Clovis, CA Unified School District, 5.000%, 08/01/21	540,000	568,350
Coast Community College District of CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	266,250
Contra Costa, CA Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,282,856
Contra Costa, CA Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,500,000	1,580,625
Contra Costa, CA Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,045,000
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	525,000
East Bay, CA MUD, Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	355,300
Eastern Municipal Water District of California, Water & Sewer Revenue, Certificates of Participation, 5.000%, 07/01/17 (MBIA Insured)	100,000	106,000
Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series A, 5.000%, 07/01/21	330,000	345,675
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	236,531
Fremont, CA, Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	420,500
Fremont, CA, Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	367,738
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,090,000
Grossmont, CA Union High School District, Election of 2004, 5.000%, 08/01/15 (FSA Insured)	250,000	264,375
La Mesa-Spring Valley, CA School District, 5.000%, 08/01/16 (FGIC Insured)	300,000	319,500
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	151,500
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	800,000	832,000
Long Beach, CA Habor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	703,500
Los Angeles, CA, Series A, 5.000%, 09/01/17 (MBIA Insured)	1,565,000	1,627,600
Los Angeles, CA, Series A, 5.000%, 09/01/18 (MBIA Insured)	500,000	521,250
Los Angeles, CA, Series A, 5.000%, 09/01/18 (MBIA Insured)	2,000,000	2,092,500

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.000%, 07/01/19 (MBIA Insured)	$250,000	$260,625
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	2,000,000	2,092,500
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	318,000
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	313,875
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	548,250
Los Angeles, CA Unified School District, 5.000%, 07/01/20	800,000	845,000
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,052,500
Los Angeles, CA Water & Power Revenue, Power Systems Series A, Subseries A-2, 5.000%, 07/01/16 (MBIA Insured)	300,000	315,750
Los Angeles, CA, Habor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	291,156
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,052,500
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	318,094
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	411,938
Murrieta Vallye, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	331,631
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	416,500
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	142,875
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	357,850
North Orange County, CA Community College District, 5.000%, 08/01/16 (MBIA Insured)	500,000	532,500
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	158,063
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	316,875
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	520,625
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	293,250
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	513,750
Saddleback Valley Unified School District of CA, 5.000%, 08/01/17 (FSA Insured)	1,000,000	1,055,000
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,752,274
San Diego, CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,102,100
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	535,000
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	519,375
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.000%, 09/01/14 (AMBAC Insured)	250,000	267,813
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	540,625
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,573,125
San Rafael, CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	526,875
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	515,113
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	684,475
Santa Clarita, CA Community College District, 5.000%, 08/01/20	350,000	364,875
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	761,025
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	204,750
Yosemite, CA, Community College District, Election of 2004, Series A, 5.000%, 08/01/19 (FGIC Insured)	1,475,000	1,552,438
Total Municipal Bonds (cost $49,985,902)		49,953,025

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Other Investment Companies - 2.0%[5]
BlackRock Liquidity Funds, Institutional Shares - California Money Fund, 3.39% (cost $1,032,330)	1,032,330	$1,032,330
Total Investments - 122.4% (cost $51,018,232)		50,985,355
Other Assets, less Liabilities - (22.4)%		496,780
Net Assets - 100.0%		$51,482,135

The accompanying notes are an integral part of these financial statements.

Managers Fremont Money Market Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 28 securities)	% of Net Assets
BMW U.S. Capital Corp., 4.832%, 05/01/06	4.8%
Abbott Laboratories, 4.783%, 05/03/06	3.6
Allianz AG, 4.604%, 05/04/06	3.6
CIT Group, Inc., 4.616%, 05/08/06	3.6
National Rural Utilities Cooperative Finance Corp., 4.756%, 05/08/06	3.6
AWB Harvest Finance Ltd., 4.888%, 05/10/06	3.6
7-Eleven, Inc., 4.879%, 05/12/06	3.6
HBOS Treasury Services, Inc., 4.640%, 05/15/06	3.6
ANZ Delaware, Inc., 4.651%, 05/16/06	3.6
American Express Credit Corp., 4.654%, 05/22/06	3.6

Top Ten as a Group	37.2%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Fremont Money Market Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

Money Market

Security Description	Principal Amount	Value
Commercial Paper - 100.2%
Capital Goods - 3.6%
Hitachi America Capital, Ltd., 5.058%, 07/19/06 (a)	$5,000,000	$4,945,139
Education - 3.6%
Regents of the University of California, 5.011%, 07/11/06	5,000,000	4,951,089
Financial Services (Banks) - 32.5%
Alliance & Leicester PLC, 4.774%, 06/05/06 (a)	5,000,000	4,976,910
Allianz AG, 4.604%, 05/04/06 (a)	5,000,000	4,998,082
ANZ Delaware, Inc., 4.651%, 05/16/06	5,000,000	4,990,333
Caisse Centrale Desjardins du Quebec, 4.956%, 07/05/06	5,000,000	4,955,674
DnB NOR Group, 4.849%, 06/12/06	5,000,000	4,971,883
HBOS Treasury Services, Inc., 4.640%, 05/15/06	5,000,000	4,990,997
HSBC Finance Corp., 5.034%, 07/14/06	5,000,000	4,948,817
Svenska Handelsbanken AB, 4.974%, 09/15/06	5,000,000	4,907,144
Swedbank, 4.675%, 06/09/06	5,000,000	4,974,813
Total Financial Services (Banks)		44,714,653
Financial Services (Other) - 38.8%
American Express Credit Corp., 4.654%, 05/22/06	5,000,000	4,986,467
American General Finance Corp., 4.945%, 06/19/06	6,650,000	4,966,585
BMW U.S. Capital Corp., 4.832%, 05/01/06	5,000,000	6,650,000
CIT Group, Inc., 4.616%, 05/08/06	2,000,000	4,995,518
CIT Group, Inc., 4.987%, 07/06/06	5,000,000	1,981,887
General Electric Capital Services, Inc., 4.790%, 06/14/06	5,000,000	4,970,911
National Rural Utilities Cooperative Finance Corp., 4.756%, 05/08/06	5,000,000	4,995,380
PACCAR Financial Corp., 4.932%, 06/15/06	5,000,000	4,969,375
Swedish National Housing Financial Management, 4.716%, 05/24/06 (a)	5,000,000	4,984,986
Swiss Re Financial Products Corp., 4.839%, 06/12/06	5,000,000	4,971,942
Toyota Motors Credit Corp., 4.848%, 08/28/06 (a)	5,000,000	4,921,163
Total Financial Services (Other)		53,394,214
Industrial - 7.2%
Centrica PLC, 4.879%, 06/26/06 (a)	5,000,000	4,962,356
Schlumberger Technology Corp., 4.988%, 06/23/06 (a)	5,000,000	4,963,563
Total Industrial		9,925,919
Pharmaceuticals - 3.7%
Abbott Laboratories, 4.783%, 05/03/06 (a)	5,000,000	4,998,672
Publishing - 3.6%
New York Times Co., 4.701%, 06/02/06	5,000,000	4,979,200
Retail - 3.6%
7-Eleven, Inc., 4.879%, 05/12/06 (a)	5,000,000	4,992,560
Sovereign Debt - 3.6%
AWB Harvest Finance Ltd., 4.888%, 05/10/06 (a)	5,000,000	4,993,900
Total Commercial Paper (cost $137,895,346)		137,895,346

	Shares
Other Investment Companies - 0.0%#,5
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66% (cost $18,872)	18,872	18,872
Total Investments - 100.2% (cost $137,914,218)		137,914,218
Other Assets, less Liabilities - (0.2)%		(307,081)
Net Assets - 100.0%		$137,607,137

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2006 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$191,921,696	$29,866,625	$(2,317,627)	$27,548,998
International Growth	27,531,913	4,097,717	(98,028)	3,999,689
Small Cap	81,531,628	29,816,544	(1,454,260)	28,362,284
Real Estate Securities	27,311,370	4,119,878	(85,324)	4,034,554
California Intermediate Tax-Free	51,001,073	366,977	(382,695)	(15,718)

*	Non-income-producing security
a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$3,011,982	1.60%
International Growth	615,869	2.20%
Fremont Money Market	49,737,332	36.10%

[1]	Variable Rate Security. The rate listed is as of April 30, 2006. Date in parenthesis represents the security’s next coupon rate reset.
[2]	Zero coupon security.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Some or all of these shares were out on loan to various brokers as of April 30, 2006, amounting to:

Fund	Market Value	% of Net Assets
Fremont Global	$27,290,208	14.40%
International Growth	2,385,380	8.70%
Small Cap	22,165,196	24.70%
Real Estate Securities	5,684,643	22.20%

[5]	Yield shown for an investment company represents its April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Notes to Schedules of Portfolio Investments (continued)

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.	FHLB:	Federal Home Loan Bank
FNMA:	Federal National Mortgage Association	FSA:	FSA Capital, Inc.
REIT:	Real Estate Investment Trust	AMBAC:	American Municipal Bond Assurance Corp.
REOC:	Real Estate Operating Company	FGIC:	Financial Guaranty Insurance Corp.
MUD:	Municipal Utility District	MBIA:	Municipal Bond Investor Assurance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar. Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	GBP:	British Pound	JPY:	Japanese Yen
CAD:	Canadian Dollar	SGD:	Singapore Dollar	NOK:	Norwegian Krone
EUR:	Euro	NZD:	New Zealand Dollar

Statements of Assets and Liabilities

April 30, 2006 (unaudited)

	Managers Fremont Global Fund	Managers International Growth Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund	Fremont Money Market Fund
Assets:
Investments at value* (including securities on loan valued at $27,290,208, $2,385,380, $22,165,196, $5,684,643, $0, $0, respectively)	$219,470,694	$31,531,602	$109,893,912	$31,345,924	$50,985,355	$137,914,218
Cash	—	—	2,866,453	6,919	3,175	—
Foreign currency**	253,820	—	—	—	—	—
Receivable for investments sold	1,621,191	131,255	588,684	166,653	—	—
Receivable for Fund shares sold	28,278	—	43,140	67	—	—
Unrealized appreciation of foreign currency contracts	274,166	2,907	—	—	—	—
Dividends, interest and other receivables	1,251,930	73,971	19,389	13,979	571,417	2,318
Prepaid expenses	11,251	8,840	10,869	11,978	1,898	120,707

Total assets	222,911,330	31,748,575	113,422,447	31,545,520	51,561,845	138,037,243

Liabilities:
Payable to Custodian	81,470	1,290,109	—	—	—	204,207
Payable for Fund shares repurchased	227	12,216	49,047	—	—	—
Payable upon return of securities loaned	28,039,031	2,459,318	22,699,168	5,821,121	—	—
Payable for investments purchased	2,437,566	328,417	773,412	115,001	—	—
Unrealized depreciation of foreign currency contracts	2,017,375	243	—	—	—	—
Payable for variation margin on futures	1,640	—	—	—	—	—
Dividends payable to shareholders	—	—	—	—	27,008	77,346
Accrued expenses:
Investment advisory and management fees	93,346	9,474	69,924	18,029	4,663	28,196
Administrative fees	38,894	—	17,481	5,303	10,564	18,065
Other	140,135	87,716	41,837	43,743	37,475	102,292

Total liabilities	32,849,684	4,187,493	23,650,869	6,003,197	79,710	430,106

Net Assets	$190,061,646	$27,561,082	$89,771,578	$25,542,323	$51,482,135	$137,607,137

Net Assets Represent:
Paid-in capital	$230,442,552	$23,681,516	$89,260,484	$19,287,337	$51,483,051	$137,606,431
Undistributed net investment income (loss)	(477,376)	(78,252)	(361,884)	166,089	16,826	706
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	(66,307,387)	(281,627)	(27,763,029)	1,653,569	15,135	—
Net unrealized appreciation (depreciation) of investments, futures, and foreign currency contracts and translations	26,403,857	4,239,445	28,636,007	4,435,328	(32,877)	—

Net Assets	$190,061,646	$27,561,082	$89,771,578	$25,542,323	$51,482,135	$137,607,137

Shares Outstanding	13,490,764	2,440,553	5,702,890	2,040,049	4,934,018	137,606,527

Net asset value, offering and redemption price per share	$14.09	$11.29	$15.74	$12.52	$10.43	$1.00

* Investments at cost	$191,378,115	$27,294,061	$81,257,905	$26,910,596	$51,018,232	$137,914,218
** Foreign currency at cost	$246,566	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

32

Statements of Operations

For the six months ended April 30, 2006 (unaudited)

	Managers Fremont Global Fund	Managers International Growth Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund	Fremont Money Market Fund
Investment Income:
Interest income	$1,450,872	$22,888	$66,467	$5,571	$1,112,377	$5,511,381
Dividend income	956,662	172,020	101,491	486,958	(57,307)	—
Foreign withholding tax	(48,884)	(1,831)	(497)	(568)	—	—
Securities lending fees	26,295	4,684	11,023	685	—	2,256

Total investment income	2,384,945	197,761	178,484	492,646	1,055,070	5,513,637

Expenses:
Investment management fees	561,941	184,258	382,309	108,598	92,013	286,761
Administrative fees	234,142	46,064	95,577	31,940	61,351	196,475
Transfer agent	78,518	8,866	16,618	6,211	5,510	88,537
Custodian	106,326	63,219	15,503	15,938	10,049	42,872
Professional fees	37,506	23,674	17,186	17,627	18,332	47,771
Registration fees	5,600	5,353	6,250	6,215	1,293	10,178
Trustees fees and expenses	7,296	1,786	2,178	382	2,016	18,958
Reports to shareholders	12,312	5,035	3,510	1,783	9,130	11,955
Miscellaneous	8,075	2,363	1,237	722	461	10,244

Total expenses before offsets	1,051,716	340,618	540,368	189,416	200,155	713,751

Expense (reimbursement)/recoupment	—	(63,766)	—	680	(65,182)	—

Net expenses	1,051,716	276,852	540,368	190,096	134,973	713,751

Net investment income (loss)	1,333,229	(79,091)	(361,884)	302,550	920,097	4,799,886

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments and futures	7,876,895	6,226,416	1,983,266	2,159,136	15,231	—
Net realized gain on foreign currency contracts and translations	1,244,956	10,899	—	—	—	—
Net unrealized appreciation (depreciation) of investments and futures	12,101,635	2,298,306	13,498,125	1,159,671	(403,133)	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	(2,512,124)	4,360	—	—	—	—

Net realized and unrealized gain (loss)	18,711,362	8,539,981	15,481,391	3,318,807	(387,902)	—

Net Increase in Net Assets Resulting from Operations	$20,044,591	$8,460,890	$15,119,507	$3,621,357	$532,195	$4,799,886

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and for the fiscal year ended October 31, 2005

	Managers Fremont Global Fund		Managers International Growth Fund		Managers Small Cap Fund
	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,333,229	$3,362,679	$(79,091)	$465,562	$(361,884)	$(696,937)
Net realized gain on investments and foreign currency transactions	9,121,851	31,284,598	6,237,315	9,887,714	1,983,266	5,291,658
Net unrealized appreciation (depreciation) of investments and foreign currency translations	9,589,511	(13,626,541)	2,302,666	(3,251,057)	13,498,125	4,401,284

Net increase in net assets resulting from operations	20,044,591	21,020,736	8,460,890	7,102,219	15,119,507	8,996,005

Distributions to Shareholders:
From net investment income	(7,547,851)	(3,011,208)	(1,416,478)	(166,138)	—	—
From net realized gain on investments	—	—	—	—	—	—

Total distributions to shareholders	(7,547,851)	(3,011,208)	(1,416,478)	(166,138)	—	—

From Capital Share Transactions:
Proceeds from sale of shares	4,328,810	19,866,719	1,920,558	13,809,293	15,366,461	19,628,320
Reinvestment of dividends and distributions	7,476,550	1,304,421	893,159	120,755	—	—
Cost of shares repurchased	(17,437,356)	(94,420,068)	(21,685,572)	(32,522,011)	(7,015,628)	(16,424,115)

Net increase (decrease) from capital share transactions	(5,631,996)	(73,248,928)	(18,871,855)	(18,591,963)	8,350,833	3,204,205

Total increase (decrease) in net assets	6,864,744	(55,239,400)	(11,827,443)	(11,655,882)	23,470,340	12,200,210

Net Assets:
Beginning of period	183,196,902	238,436,302	39,388,525	51,044,407	66,301,238	54,101,028

End of period	$190,061,646	$183,196,902	$27,561,082	$39,388,525	$89,771,578	$66,301,238

End of period undistributed net investment income (loss)	$(477,376)	$5,737,246	$(78,252)	$1,417,317	$(361,884)	—

Share Transactions:
Sale of shares	314,084	1,510,279	184,051	1,586,246	1,050,997	1,718,443
Reinvestment of dividends and distributions	554,446	100,313	90,149	13,992	—	—
Shares repurchased	(1,270,657)	(7,285,403)	(2,083,674)	(3,551,124)	(488,391)	(1,451,712)

Net increase (decrease) in shares	(402,127)	(5,674,811)	(1,809,474)	(1,950,886)	562,606	266,731

The accompanying notes are an integral part of these financial statements.

	Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund		Fremont Money Market Fund
	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$302,550	$527,792	$920,097	$1,817,618	$4,799,886	$12,535,236
Net realized gain on investments and foreign currency transactions	2,159,136	4,560,437	15,231	724,302	—	743
Net unrealized appreciation (depreciation) of investments and foreign currency translations	1,159,671	(408,525)	(403,133)	(2,142,747)	—	—

Net increase in net assets resulting from operations	3,621,357	4,679,704	532,195	399,173	4,799,886	12,535,979

Distributions to Shareholders:
From net investment income	(136,461)	(746,429)	(920,097)	(1,890,087)	(4,685,669)	(12,476,544)
From net realized gain on investments	(3,922,812)	(4,065,837)	(706,464)	(845,845)	—	—

Total distributions to shareholders	(4,059,273)	(4,812,266)	(1,626,561)	(2,735,932)	(4,685,669)	(12,476,544)

From Capital Share Transactions:
Proceeds from sale of shares	1,776,699	7,196,066	5,721,044	2,758,005	81,669,108	500,982,667
Reinvestment of dividends and distributions	4,003,386	4,738,722	1,272,684	1,256,706	4,082,038	12,150,763
Cost of shares repurchased	(4,702,576)	(15,485,814)	(2,264,661)	(4,614,301)	(442,154,065)	(650,654,439)

Net increase (decrease) from capital share transactions	1,077,509	(3,551,026)	4,729,067	(599,590)	(356,402,919)	(137,521,009)

Total increase (decrease) in net assets	639,593	(3,683,588)	3,634,701	(2,936,349)	(356,288,702)	(137,461,574)

Net Assets:
Beginning of period	24,902,730	28,586,318	47,847,434	50,783,783	493,895,839	631,357,413

End of period	$25,542,323	$24,902,730	$51,482,135	$47,847,434	$137,607,137	$493,895,839

End of period undistributed net investment income (loss)	$166,089	—	$16,826	$16,826	$706	$58,690

Share Transactions:
Sale of shares	136,194	583,669	539,806	270,743	81,669,108	500,982,667
Reinvestment of dividends and distributions	349,435	387,553	119,887	115,569	4,082,038	(12,150,763
Shares repurchased	(382,127)	(1,276,881)	(213,860)	(442,633)	(442,153,969)	(650,654,439)

Net increase (decrease) in shares	103,502	(305,659)	445,833	(56,321)	(356,402,823)	(137,521,009)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

Managers Fremont Global Fund	For the six months ended April 30, 2006	For the fiscal year ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.19	$12.19	$11.17	$9.50	$10.65	$13.52

Income from Investment Operations:
Net investment income	0.10	0.46	0.18	0.27	0.15	0.24
Net realized and unrealized gain (loss) on investments	1.35	0.69	0.86	1.52	(1.18)	(2.56)

Total from investment operations	1.45	1.15	1.04	1.79	(1.03)	(2.32)

Less Distributions to Shareholders from:
Net investment income	(0.55)	(0.15)	(0.02)	(0.10)	(0.12)	(0.16)
Net realized gain on investments	—	—	—	—	—	(0.36)
Return of capital distribution	—	—	—	(0.02)	—	(0.03)

Total distributions to shareholders	(0.55)	(0.15)	(0.02)	(0.12)	(0.12)	(0.55)

Net Asset Value, End of Period	$14.09	$13.19	$12.19	$11.17	$9.50	$10.65

Total Return	11.24%[2]	9.79%	9.27%	18.94%	(9.85)%	(17.77)%

Ratio of net expenses to average net assets	1.12%[3]	1.09%	1.02%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets	1.42%[3]	1.56%	1.38%	1.74%	1.43%	1.97%
Portfolio turnover	28%[2]	108%	56%	73%	104%	173%
Net assets at end of period (000’s omitted)	$190,062	$183,197	$238,436	$236,625	$508,214	$602,131

Managers International Growth Fund	For the six months ended April 30, 2006	For the fiscal year ended October 31,
	(unaudited)	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.27	$8.23	$7.21	$6.32	$7.50		$12.13

Income from Investment Operations:
Net investment income (loss)	(0.05)	0.34	0.02	0.05	0.13		0.16
Net realized and unrealized gain (loss) on investments	2.39	0.73	1.07	0.94	(1.42)		(3.81)

Total from investment operations	2.34	1.07	1.09	0.99	(1.29)		(3.65)

Less Distributions to Shareholders from:
Net investment income	(0.32)	(0.03)	(0.07)	(0.11)	(0.00	) #	(0.15)
Net realized gain on investments	—	—	—	—	—		(0.83)

Total distributions to shareholders	(0.32)	(0.03)	(0.07)	(0.11)	(0.00	) #	(0.98)

Redemption fee proceeds	0.00 #	0.00 #	0.00 #	0.01	0.11		N/A

Net Asset Value, End of Period	$11.29	$9.27	$8.23	$7.21	$6.32		$7.50

Total Return [1]	29.04%[2]	12.99%	15.20%	16.19%	(15.69)%		(32.21)%

Ratio of net expenses to average net assets	1.50%[3]	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of total expenses to average net assets [4]	1.85%[3]	1.65%	1.60%	1.71%	1.99%		1.88%
Ratio of net investment income to average net assets [1]	(0.43)%[3]	0.87%	0.56%	0.79%	0.07%		0.07%
Portfolio turnover	81%[2]	180%	12%	8%	114%		50%
Net assets at end of period (000’s omitted)	$27,561	$39,389	$51,044	$29,583	$23,086		$45,417

Financial Highlights

For a share outstanding throughout each period

Managers Small Cap Fund	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.90	$11.10	$10.76	$7.66	$11.11	$18.70

Income from Investment Operations:
Net investment income (loss)	(0.06)	0.14	(0.15)	(0.14)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	2.90	1.66	0.49	3.24	(3.32)	(5.84)

Total from investment operations	2.84	1.80	0.34	3.10	(3.45)	(5.91)

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	—	—	—	(1.68)

Net Asset Value, End of Period	$15.74	$12.90	$11.10	$10.76	$7.66	$11.11

Total Return	22.11%[2]	16.13%[1]	3.16%[1]	40.47%[1]	(31.05)%[1]	(33.73)%[1]

Ratio of net expenses to average net assets	1.41%[3]	1.47%	1.60%	1.60%	1.56%	1.50%
Ratio of total expenses to average net assets	1.41%[3]	1.53%[4]	1.63%[4]	1.72%[4]	1.88%[4]	1.89%[4]
Ratio of net investment income to average net assets	(0.95)%[3]	(1.10)%[1]	(1.43)%[1]	(1.42)%[1]	(1.27)%[1]	(0.52)%[1]
Portfolio turnover	24%[2]	67%	54%	207%	108%	134%
Net assets at end of period (000’s omitted)	$89,772	$66,301	$54,101	$38,738	$31,563	$46,060

Managers Real Estate Securities Fund	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.86	$12.75	$10.09	$8.12	$8.22	$7.79

Income from Investment Operations:
Net investment income	0.14	0.35	0.30	0.46	0.39	0.21
Net realized and unrealized gain (loss) on investments	1.66	1.86	2.66	2.10	(0.11)	0.61

Total from investment operations	1.80	2.21	2.96	2.56	0.28	0.82

Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.35)	(0.30)	(0.59)	(0.38)	(0.36)
Net realized gain on investments	(2.08)	(1.75)	—	—	—	(0.03)

Total distributions to shareholders	(2.14)	(2.10)	(0.30)	(0.59)	(0.38)	(0.39)

Net Asset Value, End of Period	$12.52	$12.86	$12.75	$10.09	$8.12	$8.22

Total Return[1]	15.65%[2]	18.84%	29.56%	32.75%	3.12%	10.43%

Ratio of net expenses to average net assets	1.49%[3]	1.42%	1.50%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets[4]	1.48%[3]	1.54%	1.67%	1.74%	1.62%	2.06%
Ratio of net investment income to average net assets[1]	2.37%[3]	1.93%	2.68%	4.89%	4.19%	4.14%
Portfolio turnover	38%[2]	70%	136%	60%	79%	122%
Net assets at end of period (000’s omitted)	$25,542	$24,903	$28,586	$29,567	$20,181	$18,443

Financial Highlights

For a share outstanding throughout each period

Managers California Intermediate Tax-Free Fund	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.66	$11.17	$11.08	$11.08	$11.16	$10.87

Income from Investment Operations:
Net investment income	0.20	0.39	0.40	0.41	0.48	0.51
Net realized and unrealized gain (loss) on investments	(0.08)	(0.31)	0.28	0.07	(0.08)	0.29

Total from investment operations	0.12	0.08	0.68	0.48	0.40	0.80

Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.40)	(0.40)	(0.41)	(0.48)	(0.51)
Net realized gain on investments	(0.15)	(0.19)	(0.19)	(0.07)	—	—

Total distributions to shareholders	(0.35)	(0.59)	(0.59)	(0.48)	(0.48)	(0.51)

Net Asset Value, End of Period	$10.43	$10.66	$11.17	$11.08	$11.08	$11.16

Total Return[1]	1.12%[2]	0.92%	6.39%	4.46%	3.65%	7.49%

Ratio of net expenses to average net assets	0.55%[3]	0.55%	0.55%	0.55%	0.53%	0.49%
Ratio of total expenses to average net assets[4]	0.82%[3]	0.81%	0.74%	0.69%	0.67%	0.69%
Ratio of net investment income to average net assets[1]	3.75%[3]	3.74%	3.63%	3.72%	4.32%	4.57%
Portfolio turnover	2%[2]	28%	66%	116%	22%	6%
Net assets at end of period (000’s omitted)	$51,482	$47,847	$50,784	$59,012	$60,570	$65,153

Fremont Money Market Fund	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02	0.02	0.01	0.01	0.02	0.05

Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%[2]	2.39%	0.84%	0.93%	1.77%	4.67%

Ratio of net expenses to average net assets	0.54%[3]	0.48%	0.43%	0.42%	0.42%	0.42%
Ratio of net investment income to average net assets	3.66%[3]	2.34%	0.83%	0.95%	1.75%	4.54%
Net assets at end of period (000’s omitted)	$137,607	$493,896	$631,357	$701,587	$870,105	$777,523

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the proceeding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of expense (reimbursement)/recoupement and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)
#	Rounds to less than $0.01 per share.

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Global Fund (“Fremont Global”), formerly Fremont Global Fund; Managers International Growth Fund (“International Growth”), formerly Fremont International Growth Fund; Managers Small Cap Fund (“Small Cap”), formerly Fremont U.S. Small Cap Fund; Managers Real Estate Securities Fund (“Real Estate Securities”), formerly Fremont Real Estate Securities Fund; Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), formerly Fremont California Intermediate Tax-Free Fund; and Fremont Money Market Fund (“Fremont Money Market”), formerly Fremont Money Market Fund; collectively the “Funds.” The former Funds will be referred to herein collectively as “the former Fremont Funds.”

At the close of business on January 14, 2005, each of the former Fremont Funds were re-organized from a series of Fremont Mutual Funds, Inc. into a respective new series of Managers Trust I.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value maybe valued higher or lower than the available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value persuant to the Funds’ fair value procedure. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Fremont Money Market and other short-term investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the

Notes to Financial Statements (continued)

effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2006, the custodian expense was not reduced for any of the Funds. Prior to January 15, 2005, the former Fremont Funds participated in a similar program offered by State Street Bank. Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2006, overdraft fees for International Growth and Real Estate Securities equaled $466 and $259, respectively.

Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse expenses of International Growth, Small Cap, Real Estate Securities, and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.50%, 1.60%, 1.50%, and 0.55%, respectively, of each Fund’s average daily net assets.

Effective January 15, 2005, each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. [Prior to January 15, 2005, the former Fremont Funds had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”)]. For the six months ended April 30, 2006, Real Securities made such repayments to the Investment Manager in the amount of $1,006. At April 30, 2006, the cumulative amount of expense reimbursement by the Manager subject to repayment by International Growth, Small Cap, Real Estate Securities, and California Intermediate Tax-Free equaled $97,355, $0, $8,024, and $150,055, respectively.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually - International Growth and Small Cap

Quarterly - Fremont Global and Real Estate Securities

Declared daily, paid monthly - California Intermediate Tax-Free and Fremont Money Market

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2006, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Fremont Global	$25,231,428	2010
	49,654,229	2011
International Growth	5,718,063	2009
	122,656	2010
	440,371	2012
Small Cap	3,526,364	2008
	13,467,588	2009
	12,478,620	2010
Fremont Money Market	20,009	2008
	2,100	2010
	150,092	2011

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: International Growth - three collectively own 51%; Small Cap - three collectively own 45%; Real Estate Securities - two collectively own 38%; California Intermediate Tax-Free - three collectively own 69%; Fremont Money Market - one owns 16%.

h.	Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

Notes to Financial Statements (continued)

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. (Prior to January 15, 2005, the former Fremont Funds had a similar Investment Management Agreement with FIA). The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended April 30, 2006, were as follows:

Fund	Investment Management Fee
Fremont Global	0.60%
International Growth	1.00%
Small Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%
Fremont Money Market
on first $50 million	0.30%
on balance over $50 million	0.20%

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum, except for Fremont Money Market Fund for which it is paid a fee of 0.15% per annum. Prior to January 15, 2005, the former Fremont Funds had a similar administration agreement with FIA at an annual rate of 0.20% per annum, except for Fremont Money Market Fund for which it paid a fee to FIA of 0.15% per annum.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 per meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Trust had an additional Independent Trustee who was paid an annual retainer of $30,000 plus $4,000 for each meeting attended. The fee is allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Managers Funds receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the former Fremont Funds had a similar distribution agreement with Quasar Distributors, LLC).

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Fremont Global	$50,704,110	$60,954,606	$2,987,727	$1,980,660
International Growth	28,639,446	47,041,346	N/A	N/A
Small Cap	22,110,588	17,481,717	N/A	N/A
Real Estate Securities	9,750,007	12,654,951	N/A	N/A
California Intermediate Tax-Free	4,752,100	1,136,686	N/A	N/A

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

During the six months ended April 30, 2006, Fremont Global and International Growth invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Fremont Global and International Growth may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2006 were as follows:

Foreign Currency		Settlement Date		Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Fremont Global
Canadian Dollar	Short	05/10/06		$(3,220,757)	$(3,114,187)	$(106,570)
Euro	Short	05/03/06 - 05/10/06		(20,519,026)	(19,415,495)	(1,103,531)
Euro	Long	05/02/06		33,507	33,077	430
Pound Sterling	Short	05/10/06		(4,559,548)	(4,349,750)	(209,798)
Pound Sterling	Long	05/03/06 - 05/04/06		115,070	114,253	817
Japanese Yen	Short	05/10/06		(2,691,244)	(2,620,648)	(70,596)
Norwegian Krone	Short	05/10/06		(4,707,341)	(4,252,199)	(455,142)
Norwegian Krone	Long	05/10/06		4,707,342	4,526,441	180,901
Singapore Dollar	Short	05/10/06		(2,025,125)	(1,970,443)	(54,682)
Singapore Dollar	Long	05/10/06		2,025,125	1,994,391	30,734
Swedish Krona	Long	05/02/06		43,692	42,934	758
Swiss Franc	Short	05/02/06 - 06/15/06		(463,892)	(446,862)	(17,030)
Swiss Franc	Long	05/03/06 - 05/04/06		14,643	14,536	107
New Zealand Dollar	Short	05/10/06		(1,212,607)	(1,273,000)	60,393
			Total	$(32,460,161)	$(30,716,952)	$(1,743,209)

International Growth
Euro	Short	05/03/06 - 05/04/06		$(73,705)	$(73,626)	$(79)
Euro	Long	05/02/06		60,227	59,453	774
Pound Sterling	Long	05/03/06 - 05/04/06		146,122	145,075	1,047
Swedish Krona	Long	05/02/06		54,615	53,667	948
Swiss Franc	Short	05/02/06		(6,551)	(6,398)	(153)
Swiss Franc	Long	05/03/06 - 05/04/06		16,448	16,321	127
			Total	$197,156	$194,492	$2,664

8.	Futures Contracts Held or Issued for Purposes other than Trading

Fremont Global uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. Fremont Global had the following open futures contracts as of April 30, 2006: Dow Jones Euro STOXX 50 Futures, five contracts, expiring June 2006 with an unrealized gain of $1,435.

9.	Line of Credit

Prior to January 15, 2005 the former Fremont Funds had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, each former Fremont Fund’s borrowings could not exceed 20% of each Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the unused balance of the LOC and the former Fremont Fund’s portion for the period November 1, 2004 through January 14, 2005 was $639, $141, $168, $76, $128, and $1,373, for the Fremont Global Fund, Fremont International Growth Fund, Fremont U.S. Small Cap Fund, Fremont Real Estate Securities Fund, Fremont California Intermediate Tax-Free Fund, and Fremont Money Market Fund, respectively. The LOC was terminated at the close of business on January 14, 2005.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI - ANNUAL REPORT

Managers Funds

April 30, 2006

•	Managers Fremont Bond Fund

Managers Fremont Bond Fund

Semi-Annual Report — April 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS	4

Summary of portfolio credit quality and top ten holdings at April 30, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	14

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	15

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	17

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	18

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•	We launched a new First Quadrant Global Alternatives Fund,

•	Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•	Managers Bond Fund surpassed $500,000,000 in assets, and

•	Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman
President	Executive Vice President
Managers Funds	Chief Investment Officer
Managers Investment Group LLC

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During the Period*
Managers Fremont Bond Fund
Actual	$1,000	$1,010	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,022	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Managers Fremont Bond Fund Performance

All Periods ended April 30, 2006 (unaudited)

	Average Annual Total Returns 1
	Six Months	One Year	Three Years	Five Years	Ten Years
Managers Fremont Bond[2,3,4,5]	0.96%	1.37%	3.32%	6.04%	7.11%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	2.58%	5.15%	6.33%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

3

Managers Fremont Bond Fund

Fund Snapshots

April 30, 2006 (unaudited)

Summary of Portfolio Credit Quality (as a Percentage of Portfolio Assets)

Managers Fremont Bond Fund

Top Ten Holdings

Security Name	Percentage of Net Assets
FNMA, 5.500%, TBA	8.1%
FNMA, 5.500%, 02/01/35*	4.2
FNMA, 5.000%, TBA	4.0
Dexia Delaware LLC, Discount Notes, 4.920%, 07/07/06	2.8
IXIS Commercial Paper Corp., Discount Notes, 4.530%, 05/08/06	2.8
BNP Paribas, Discount Notes, 4.820%, 05/01/06	2.7
Rabobank USA Financial Corp., Discount Notes, 4.800%, 05/01/06	2.7
Total Fina Elf SA, 4.830%, 05/01/06	2.7
Bank of Ireland, Discount Notes, 4.600%, 05/09/06	2.7
Barclays U.S. Funding Corp., Discount Notes, 4.950%, 07/18/06	2.7
UBS Finance (Delaware) LLC, Discount Notes, 4.920%, 07/13/06	2.6

Top Ten as a Group	38.0%

*	Top Ten Holding as of October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

4

Managers Fremont Bond Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

	Principal Amount	Value
Corporate Bonds - 11.0%
Asset-Backed Securities - 3.8%
AAA Trust, Series 2005-2, Class A1, 5.059%, 11/26/35, (05/26/06)[1]	$809,990	$811,544
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) (a)[1]	1,758,229	1,711,728
Amortizing Residential Collateral Trust, 5.249%, 07/25/32, (05/25/06)[1]	77,398	77,219
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000	2,730,000
Banc of America Funding Corp., 4.115%, 05/25/35[1]	1,915,131	1,854,565
Bear Stearns Adjustable Rate Mortgage Trust, 5.067%, 04/25/33[1]	1,203,019	1,197,481
Bear Stearns Adjustable Rate Mortgage Trust, 5.261%, 11/25/30[1]	99,467	99,714
Bear Stearns Adjustable Rate Mortgage Trust, 5.619%, 02/25/33[1]	266,350	264,514
Bear Stearns Alt-A Trust, 5.415%, 05/25/35[1]	3,264,591	3,244,919
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A, 5.039%, 06/25/35, (05/25/06)[1]	336,737	336,737
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, 4.700%, 12/25/35, (07/25/10)[1]	769,457	757,807
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[1]	852,866	843,055
Credit Suisse First Boston Mortgage Securities Corp., 5.121%, 11/15/19, (06/15/06)[1]	3,598,037	3,600,035
Credit Suisse First Boston Mortgage Securities Corp., 5.700%, 10/25/32[1]	127,819	127,511
EMC Mortgage Loan Trust, Class A, 5.329%, 05/25/40, (05/25/06) (a)[1]	2,083,581	2,091,300
Fremont Home Loan Trust, 5.049%, 01/25/36, (05/25/06)[1]	1,882,883	1,884,350
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.201%, 01/25/36[1]	4,533,565	4,503,323
Metris Master Trust, Series 2001-2, Class A, 5.243%, 11/20/09, (06/20/06)[1]	1,600,000	1,601,158
Nationslink Funding Corp., 6.654%, 11/10/30	74,998	75,036
Park Place Securities, Inc., 5.129%, 02/25/35, (05/25/06)[1]	1,509,166	1,510,139
Prime Mortgage Trust, 5.359%, 02/25/19, (05/25/06)[1]	144,914	145,209
Prime Mortgage Trust, 5.359%, 02/25/34, (05/25/06)[1]	620,410	622,609
Prudential Home Mortgage Securities, 7.000%, 06/25/08	83,459	83,208

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Asset-Backed Securities (continued)
Structured Asset Mortgage Investments, Inc., 5.240%, 09/19/32, (06/19/06)[1]	$1,520,510		$1,523,766
Structured Asset Securities Corp., 5.249%, 01/25/33, (05/25/06)[1]	77,557		77,950
Structured Asset Securities Corp., 6.250%, 01/25/32[1]	166,506		166,077
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	169,330		165,079
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	68,083		71,440
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	2,498,712		2,558,670
Washington Mutual MSC Mortgage Pass-Through, 6.010%, 02/25/31[1]	327,324		327,099
Washington Mutual, Series 2005-AR13, Class A1A1, 5.249%, 10/25/45, (05/25/06)[1]	1,105,489		1,112,428
Wells Fargo Mortgage Backed Securities, 4.950%, 03/25/36[1]	3,436,895		3,404,116
Total Asset-Backed Securities			39,579,786
Finance - 4.6%
American General Finance Corp., 4.980%, 03/23/07, (06/23/06)[1]	600,000		600,281
American International Group, 5.050%, 10/01/15	400,000	[2]	377,298
China Development Bank, 5.000%, 10/15/15	300,000		280,871
Citigroup, Inc., 5.000%, 12/26/08, (06/27/06)[1]	2,700,000		2,701,887
Credit Suisse First Boston Mortgage Securities Corp., 5.509%, 08/25/33, (05/25/06)[1]	1,084,388		1,090,334
Ford Motor Credit Co., 5.700%, 11/16/06, (08/16/06)[1]	3,400,000		3,384,057
Ford Motor Credit Co., 5.800%, 01/12/09	8,500,000		7,698,399
General Motors Acceptance Corp., 5.620%, 03/20/07, (08/21/06)[1]	700,000		686,755
General Motors Acceptance Corp., 5.645%, 05/18/06[1]	3,400,000		3,399,279
HBOS PLC, 5.920%, 09/01/49[1,5]	400,000	[2]	381,072
HSBC Bank USA, N.A., 5.000%, 09/12/07, (06/21/06)[1]	5,100,000		5,105,243
KBC Bank Fund Trust II, 6.875%, 06/30/49[1,5]	€1,900,000		2,584,023
Lehman Brothers Holdings, Inc., 5.180%, 10/22/08, (07/24/06)[1]	3,900,000		3,905,951
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49[1,5]	€1,800,000		2,616,068
Morgan Stanley & Co., Inc., 5.276%, 02/09/09, (08/09/06)[1]	1,400,000		1,402,657
MUFG Capital Financial Ltd., 6.346%, 07/29/49[1,5]	400,000		392,673
Resona Bank Ltd., 5.850%, 04/15/49[1,5]	500,000	[2]	478,412
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[5]	1,000,000	[2]	1,115,680
Santander U.S. Floater, 4.990%, 09/19/2008, (06/21/06)[1]	10,200,000		10,208,854

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Finance (continued)
USB Capital IX, 6.189%, 03/29/49[1,5]	$300,000	[2]	$296,759
Total Finance			48,706,553
Industrials - 2.6%
DaimlerChrysler N.A. Holding Corp., 5.100%, 11/17/06, (08/18/06)[1]	5,800,000		5,806,241
General Electric Capital Corp., 4.880%, 03/04/08, (06/05/06)[1]	5,000,000		5,004,775
General Electric Capital Corp., 5.223%, 01/08/16, (07/10/06)[1]	1,000,000		1,003,098
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		406,713
Pemax Project Funding Master Trust, 5.750%, 12/15/15	800,000		759,400
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000		1,953,900
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000		464,200
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	294,913		288,247
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	[2]	1,828,864
Qwest Communications International, 7.500%, 02/15/14	1,600,000	[2]	1,620,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)	900,000		849,543
Sonat, Inc., 7.625, 07/15/11	1,300,000	[2]	1,339,000
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	[2]	5,930,884
Total Industrials			27,254,865
Total Corporate Bonds (cost $112,729,670)			115,541,204
Foreign Government and Agency Obligations - 0.7%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000		279,788
Federal Republic of Brazil, 7.875%, 03/07/15	3,200,000	[2]	3,454,400
Federal Republic of Brazil, 8.000%, 01/15/18	1,300,000	[2]	1,414,400
Mexico Government, 7.500%, 01/14/12	580,000		624,950
Mexico Government, 8.375%, 01/14/11	400,000		441,000
Republic of Panama, 8.875%, 09/30/27	200,000	[2]	239,500
United Mexican States, 6.375%, 01/16/13	536,000	[2]	546,184
Total Foreign Government and Agency Obligations (cost $6,621,395)			7,000,222
U.S. Government and Agency Obligations - 51.5%
Federal Home Loan Bank - 0.1%[1,6]
FHLB, 0.000%, 02/05/07, (08/05/06)	700,000		666,750
Federal Home Loan Mortgage Corporation - 2.7%
FHLMC, 3.250%, 09/30/2009[1]	500,000		484,439
FHLMC, 4.000%, 06/18/13[1]	445,000		424,217

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation (continued)
FHLMC, 4.909%, 11/01/35, (09/01/09) (a)[1]	$6,322,900	$6,223,056
FHLMC, 5.000%, 10/01/18 to 11/01/18	2,514,186	2,450,001
FHLMC, 5.401%, 09/15/30, (06/15/06)[1]	103,294	103,831
FHLMC, 6.000%, 02/01/16 to 09/01/16	442,237	447,203
FHLMC, 6.045%, 07/01/30, (10/01/06)[1]	6,366	6,513
FHLMC, 6.500%, 01/01/26 to 08/15/31	16,264,958	16,762,923
FHLMC, 7.000%, 11/15/20	54,492	54,429
FHLMC, 7.500%, 08/15/30	764,150	769,265
FHLMC Gold Pool, 4.500%, 02/01/14	424,615	411,687
FHLMC Structured Pass Through Securities, 4.951%, 02/25/45, (05/25/06)[1]	543,979	548,564
Total Federal Home Loan Mortgage Corporation		28,686,128
Federal National Mortgage Association - 46.0%
FNMA, 3.500%, 07/01/11	597,632	558,527
FNMA, 4.000%, 05/01/14	530,553	504,789
FNMA, 4.500%, 07/01/19 to 07/01/20	788,832	752,380
FNMA, 4.500%, TBA	1,000,000	951,875
FNMA, 4.655%, 09/01/35, (07/01/10) (a)[1]	6,519,402	6,385,490
FNMA, 4.728%, 05/01/36, (06/01/06)[1]	2,906,986	2,919,442
FNMA, 4.759%, 05/01/36, (06/01/06)[1]	1,663,309	1,670,449
FNMA, 4.810%, 09/22/06, (06/22/06)[1]	3,700,000	3,699,160
FNMA, 4.836%, 06/01/35, (06/01/10) (a)[1]	8,772,288	8,602,370
FNMA, 5.000%, 01/01/18 to 10/01/35	67,442,046	65,610,388
FNMA, 5.000%, TBA	51,500,000	48,876,402
FNMA, 5.500%, 02/01/17 to 11/01/35	255,178,536	248,251,808
FNMA, 5.500%, TBA	88,500,000	85,955,624
FNMA, 6.000%, 04/01/16 to 11/01/33	3,283,721	3,327,807
FNMA, 6.000%, TBA	4,000,000	3,997,498
FNMA, 7.200%, 05/25/23	1,414,093	1,464,079
FNMA, 7.500%, 02/25/08	100,000	101,307
FNMA, Series 2006-5, Class 3A2, 4.685%, 05/25/35[1]	500,000	487,473
FNMA Grantor Trust, 4.667%, 11/28/35, (05/28/06)[1]	216,205	216,298
FNMA Whole Loan, 6.500%, 12/25/42	613,472	622,506
Total Federal National Mortgage Association		484,955,672

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Government National Mortgage Association - 1.0%
GNMA, 4.375%, 04/20/21, (07/01/06)[1]	$14,212		$14,230
GNMA, 4.750%, 08/20/25, (10/01/06)[1]	58,911		59,316
GNMA, 5.125%, 11/20/24 to 11/20/29, (01/01/07)[1]	828,048		833,269
GNMA, 5.375%, 03/20/24, (04/01/07)[1]	84,753		85,244
GNMA, 6.500%, 06/20/28	1,768,969		1,806,202
GNMA, 6.750%, 10/16/40	7,400,244		7,915,438
Total Government National Mortgage Association			10,713,699
United States Treasury Bonds - 1.7%
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	6,005,520	[2]	5,586,311
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	10,486,504	[2]	10,363,623
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,105,443		1,330,591
U.S. Treasury Inflation Indexed Bonds, 3.375%, 01/15/07[7]	877,723		888,352
Total United States Treasury Bonds			18,168,877
Total U.S. Government and Agency Obligations (cost $562,331,886)			543,191,126
Municipal Bonds - 1.6%
New York City Municpal Water Finance Authority, Water & Sewer System Revenue, Series D, 4.750%, 06/15/38	2,600,000		2,561,000
New York City Transitional Finance Authority, Residuals - Series 1093, 6.160%, 02/01/33, (05/25/06)[1]	3,550,000		3,758,563
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 6.360%, 06/15/23, (05/25/06)[1]	1,050,000		1,144,500
New York, N.Y. Residual - Series 1027, Municipal Bond, 6.060%, 03/01/30, (05/25/06)[1]	250,000		260,938
State of Texas, Rite-PA 1306, 4.750%, 04/01/35[1]	600,000		600,000
Tobacco Settlement Funding Corp. NJ, 4.375%, 06/01/19	1,625,000		1,622,693
Tobacco Settlement Funding Corp. NJ, 6.125%, 06/01/24	950,000		1,024,813
Tobacco Settlement Funding Corp. NJ, 6.750%, 06/01/39	5,350,000		5,971,938
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36[1]	67,000		72,946
Total Municipal Bonds (cost $16,316,632)			17,017,391

	Shares
Municipal Funds - 1.1%
Dreyfus Municipal Income, Inc.	37,500	[2]	331,125
DWS Municipal Income Trust	55,000	[2]	612,150
Managed Municipals Portfolio, Inc.	55,000	[2]	602,250

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Municipal Funds (continued)
MFS Municipal Income Trust	53,800		$441,698
MuniEnhanced Fund, Inc.	44,000	[2]	482,680
MuniHoldings Florida Insured Fund	25,000	[2]	344,750
MuniHoldings Insured Fund II, Inc.	51,900	[2]	679,371
MuniVest Fund, Inc.	55,000	[2]	532,400
MuniYield Fund, Inc.	55,000	[2]	834,900
MuniYield Quality Fund, Inc.	55,000	[2]	761,750
MuniYield Quality Fund II, Inc.	55,000		685,850
Nuveen Performance Plus Municipal Fund	55,000	[2]	798,050
Nuveen Premium Income Municipal Fund[2]	55,000	[2]	753,500
Nuveen Premium Income Municipal Fund[4]	55,000	[2]	669,350
Nuveen Quality Income Municipal Fund	55,000		826,650
Putnam Municipal Bond Fund	48,000		580,800
Salomon Brothers Municipal Partners Fund, Inc.	15,600	[2]	221,832
Van Kampen Advantage Municipal Income Trust II	61,796	[2]	800,876
Van Kampen Trust for Investment Grade Municipals	55,000		809,050
Total Municipal Funds (cost $11,638,130)			11,769,032
Preferred Stock - 0.6%
DG Funding Trust, 7.210%, (06/30/06) (a)[1] (cost $6,037,773)	573		6,102,450
Rights - 0.0%#
United Mexican States Value Recovery Rights, Series D, Exp. June 2006	17,761,000		124,327
United Mexican States Value Recovery Rights, Series E, Exp. June 2007	11,950,000		319,663
Total Rights (cost $229,518)			443,990

	Notional Amount
Option and Swaptions - 0.0%#
3-Month GBP-LIBOR (Call), 4.650%, 06/12/06	4,500,000		271
3-Month LIBOR (Call), 4.250%, 10/11/06	17,000,000		238
3-Month LIBOR (Call), 4.250%, 10/12/06	17,000,000		238
3-Month LIBOR (Call), 4.250%, 10/19/06	5,000,000		90
3-Month LIBOR (Call), 4.250%, 10/24/06	10,000,000		200
3-Month LIBOR (Call), 4.250%, 10/25/06	23,000,000		483
3-Month LIBOR (Call), 4.500%, 06/02/06	1,000,000		1
3-Month LIBOR (Call), 4.500%, 10/04/06	16,000,000		992
3-Month LIBOR (Call), 4.500%, 10/04/06	11,700,000		889

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Notional Amount	Value
Option and Swaptions (continued)
3-Month LIBOR (Call), 4.500%, 10/18/06	32,000,000	$3,264
3-Month LIBOR (Call), 4.750%, 05/02/06	36,000,000	360
3-Month LIBOR (Call), 4.750%, 08/07/06	42,000,000	4,578
3-Month LIBOR (Call), 4.750%, 08/08/06	11,000,000	1,232
3-Month LIBOR (Call), 5.000%, 03/08/07	16,000,000	39,327
3-Month LIBOR (Call), 5.000%, 03/08/07	30,000,000	73,740
6-Month LIBOR (Call), 4.800%, 12/22/06	30,000,000	27,600
10-Year USTN (Put), $102.00, 05/26/06	10,000	156
3-Month EURO (Put), $92.00, 03/19/07	2,277,500	5,694
3-Month EURO (Put), $92.00, 12/18/06	897,500	2,244
3-Month EURO (Put), $92.25, 03/19/07	1,247,500	3,119
3-Month EURO (Put), $92.25, 12/18/06	1,115,000	2,787
3-Month EURO (Put), $92.50, 12/18/06	620,000	1,550
3-Month EURO (Put), $92.75, 12/18/06	750,000	1,875
3-Month EURO (Put), $93.50, 06/19/06	155,000	387
3-Month EURO (Put), $94.00, 06/19/06	2,225,000	5,563
3-Month EURO (Put), $94.00, 09/18/06	590,000	1,475
3-Month USD-JPY (Put), $115.00, 05/18/06	1,000,000	17,110
3-Month USD-JPY (Put), $115.00, 05/26/06	3,300,000	64,145
3-Month USD-JPY (Put), $115.00, 05/26/06	200,000	3,842
Total Option and Swaptions (cost $1,309,769)		263,450
Short-Term Investments - 49.9%
	Principal Amount
Certificates of Deposit - 0.2%
Morgan Stanley Warehouse Facilities, 5.080%, 10/29/06[1]	$2,400,000	2,400,000
Commercial Paper - 37.8%
ASB Bank Ltd., Discount Notes, 4.870%, 06/22/06	2,300,000	2,283,821
Bank of Ireland, Discount Notes, 4.600%, 05/09/06	28,900,000	28,870,426
Bank of Ireland, Discount Notes, 4.670%, 05/23/06	3,200,000	3,190,848
Barclays U.S. Funding Corp., Discount Notes, 4.950%, 07/18/06	28,900,000	28,589,734
BNP Paribas, Discount Notes, 4.820%, 05/01/06	28,900,000	28,900,000
Danske Corp., Discount Notes, 4.940%, 07/20/06	26,400,000	26,109,307
Dexia Delaware LLC, Discount Notes, 4.920%, 07/07/06	30,000,000	29,725,300
DnB NOR Group, 4.650%, 06/08/06	11,000,000	10,943,686
DnB NOR Group, 4.920%, 07/05/06	2,800,000	2,775,127
HBOS Treasury Services PLC, 4.790%, 06/14/06	9,000,000	8,947,255

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Commercial Paper (continued)
ING U.S. Funding Corp., Discount Notes, 4.880%, 06/27/06	$1,900,000	$1,885,304
IXIS Commercial Paper Corp., Discount Notes, 4.530%, 05/08/06	29,100,000	29,074,367
IXIS Commercial Paper Corp., Discount Notes, 4.690%, 06/05/06	3,000,000	2,986,321
National Australia Bank Ltd., Discount Notes, 4.770%, 05/02/06	9,000,000	8,998,808
Rabobank USA Financial Corp., Discount Notes, 4.800%, 05/01/06	28,900,000	28,900,000
Skandi Ensk Bank, Discount Notes, 4.810%, 06/22/06	11,100,000	11,022,399
Skandi Ensk Bank, Discount Notes, 4.950%, 07/20/06	20,600,000	20,372,942
Societe Generale N.A., Discount Notes, 4.980%, 08/24/06	22,500,000	22,140,625
Spintab AB, 4.700%, 05/26/06	18,880,000	18,816,673
Swedish National Housing Finance Corp., 4.740%, 05/24/06	3,400,000	3,389,747
Total Fina Elf SA, 4.830%, 05/01/06	28,900,000	28,900,000
UBS Finance (Delaware) LLC, Discount Notes, 4.770%, 07/07/06	2,800,000	2,775,039
UBS Finance (Delaware) LLC, Discount Notes, 4.920%, 07/13/06	27,800,000	27,522,085
UBS Finance (Delaware) LLC, Discount Notes, 4.950%, 08/22/06	1,400,000	1,378,072
Westpac Banking Corp., Discount Notes, 4.710%, 05/30/06	20,300,000	20,222,897
Total Commercial Paper		398,720,783
U.S. Government and Agency Discount Notes - 5.9%6
FHLB Discount Notes, 0.000%, 05/01/06	7,400,000	7,400,000
FHLB Discount Notes, 0.000%, 05/02/06	7,900,000	7,900,000
FHLB Discount Notes, 0.000%, 05/04/06	21,100,000	21,091,789
FNMA Discount Notes, 0.000%, 05/01/06	17,700,000	17,700,000
U.S. Treasury Bills, 0.000%, 06/01/06[7]	2,025,000	2,017,198
U.S. Treasury Bills, 0.000%, 06/15/06[7]	6,405,000	6,368,857
Total U.S. Government and Agency Discount Notes		62,477,844

	Shares
Other Investment Companies - 6.0%[3]
Bank of New York Institutional Cash Reserves Fund, 4.83%[4]	37,366,031	37,366,031
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	25,923,253	25,923,253
Total Other Investment Companies		63,289,284
Total Short-Term Investments (cost $518,500,834)		526,887,911
Total Investments - 116.4% (cost $1,235,715,607)		1,228,216,776
Other Assets, less Liabilities - (16.4)%		(173,406,772)
Net Assets - 100.0%		$1,054,810,004

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Bond Fund

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Note: Based on the cost of investments of $1,235,739,953 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $7,852,874 and $15,376,051, respectively, resulting in net unrealized depreciation of investments of $7,523,177.

*	Non-income-producing securities.
[a]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $22,626,587, or 2.1% of net assets.
[1]	Variable Rate Security. The rate listed is as of April 30, 2006. Date in parenthesis represents the security’s next coupon rate reset.
[2]	Some or all of these shares, amounting to a market value of $36,576,393, or 3.5% of net assets, were out on loan to various brokers.
[3]	Yield shown for an investment company represents the April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Collateral received from brokers for securities lending was invested in this short-term investment.
[5]	Perpetuity Bond. The date shown is the final call date.
[6]	Zero coupon security.
[7]	Security held as collateral for futures contracts, amounting to a market value of $9,203,879, or 0.9% of net assets.
#	Rounds to less than 0.1%.

Investment Definitions and Abbreviations:

FHLMC:	Federal Home Loan Mortgage Corp.	FNMA:	Federal National Mortgage Association
FHLB:	Federal Home Loan Bank	GNMA:	Government National Mortgage Association
LIBOR:	London Inter-Bank Offered Rate	USD:	United States Dollar
GBP:	British Pound	JPY:	Japanese Yen

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD): € : Euro

13

Managers Fremont Bond Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $36,576,393)	$1,228,216,776
Cash	2,607,905
Foreign currency**	860,988
Receivable for investments sold	7,875,298
Receivable for Fund shares sold	1,372,092
Swap premiums paid	65,155
Unrealized appreciation on foreign currency contracts	1,163,797
Unrealized appreciation on swaps	94,797
Variation margin receivable	632,989
Dividends, interest and other receivables	3,499,583
Prepaid expenses	57,296

Total assets	1,246,446,676

Liabilities:
Payable for investments purchased	142,093,848
Payable for Fund shares repurchased	862,817
Payable upon return of securities loaned	37,366,031
Payable for investments sold short, at value (proceeds $6,319,473)	6,329,375
Options written (premiums received $2,780,403)	2,567,641
Swap premiums received	285,600
Unrealized depreciation on swaps	465,031
Unrealized depreciation on foreign currency contracts	363,434
Dividends payable to shareholders	701,432
Accrued expenses:
Investment advisory and management fees	246,990
Administrative fees	173,154
Other	181,319

Total liabilities	191,636,672

Net Assets	$1,054,810,004

Shares outstanding	103,623,377

Net asset value, offering and redemption price per share	$10.18

Net Assets Represent:
Paid-in capital	$1,067,548,120
Undistributed net investment income	1,269,928
Accumulated net realized loss from investments, options, futures, swaps, foreign currency contracts and transactions	(1,279,217)
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(12,728,827)

Net Assets	$1,054,810,004

* Investments at cost	$1,235,715,607
** Foreign currency at cost	$844,403

The accompanying notes are an integral part of these financial statements.

14

Managers Fremont Bond Fund

Statement of Operations

For the six months ended April 30, 2006 (unaudited)

Investment Income:
Interest income	$25,063,566
Dividend income	845,644
Securities lending fees	60,909

Total investment income	25,970,119

Expenses:
Investment advisory and management fees	2,036,430
Administrative fees	1,018,215
Transfer agent fees	193,581
Custodian fees	147,599
Professional fees	75,657
Reports to shareholders	38,056
Trustees fees and expenses	35,868
Registration fees	18,156
Insurance	16,977
Miscellaneous	3,978

Total expenses before offsets	3,584,517

Less: Expense Reimbursements	(529,872)

Net expenses	3,054,645

Net investment income	22,915,474

Net Realized and Unrealized Gain (Loss):
Net realized loss on investment, option, future, and swap transactions	(4,718,657)
Net realized loss on foreign currency contracts and transactions	(475,995)
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(8,837,505)

Net realized and unrealized loss	(14,032,157)

Net Increase in Net Assets Resulting from Operations	$8,883,317

The accompanying notes are an integral part of these financial statements.

15

Managers Fremont Bond Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment income	$22,915,474	$31,028,672
Net realized gain (loss) on investments, options, futures, swaps, foreign currency transactions	(5,194,652)	9,740,198
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(8,837,505)	(24,367,108)

Net increase in net assets resulting from operations	8,883,317	16,401,762

Distributions to Shareholders:
From net investment income	(22,853,067)	(30,445,598)
From net realized gain on investments	—	(27,506,988)

Total distributions to shareholders	(22,853,067)	(57,952,586)

From Capital Share Transactions:
Proceeds from the sale of shares	197,512,759	298,492,130
Reinvestment of dividends and distributions	20,706,554	52,735,949
Cost of shares repurchased	(120,569,355)	(191,346,721)

Net increase from capital share transactions	97,649,958	159,881,357

Total increase in net assets	83,680,208	118,330,533

Net Assets:
Beginning of period	971,129,796	852,799,263

End of period	$1,054,810,004	$971,129,796

Undistributed net investment income	$1,269,928	$1,207,521

Share Transactions:
Sale of shares	19,107,699	29,203,827
Shares issued in connection with reinvestment of dividends and distributions	2,009,851	5,035,478
Shares repurchased	(11,702,263)	(19,089,390)

Net increase in shares	9,415,287	15,149,914

The accompanying notes are an integral part of these financial statements.

16

Managers Fremont Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2006	For the fiscal year ended October 31,
	(unaudited)	2005	2004	2004	2002	2001
Net Asset Value, Beginning of period	$10.31	$10.79	$10.43	$10.51	$10.57	$9.73

Income from Investment Operations:
Net investment income	0.23	0.37	0.24	0.27	0.41	0.54
Net realized and unrealized gain (loss) on investments	(0.13)	(0.17)	0.42	0.36	0.13	0.95

Total from investment operations	0.10	0.20	0.66	0.63	0.54	1.49

Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.35)	(0.25)	(0.37)	(0.47)	(0.53)
Net realized gain on investments	—	(0.33)	(0.05)	(0.34)	(0.13)	(0.12)

Total distributions to shareholders	(0.23)	(0.68)	(0.30)	(0.71)	(0.60)	(0.65)

Net Asset Value, End of period	$10.18	$10.31	$10.79	$10.43	$10.51	$10.57

Total Return[1]	0.96%[2]	2.00%	6.45%	6.20%	5.43%	15.79%

Ratio of net operating expenses to average net assets	0.60%[3]	0.60%	0.60%	0.61%	0.59%	0.57%
Ratio of net investment income to average net assets[1]	4.50%[3]	3.43%	2.24%	2.81%	3.75%	4.90%
Portfolio turnover	191%[2]	392%	113%	85%	81%	160%
Net assets at end of period (000’s omitted)	$1,054,810	$971,130	$852,799	$852,076	$1,150,534	$921,323

Expense Offsets:[4]
Ratio of total expenses to average net assets	0.70%[3]	0.72%	0.69%	0.66%	0.64%	0.63%
Ratio of net investment income to average net assets	4.40%[3]	3.31%	2.15%	2.76%	3.70%	4.84%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

17

Managers Fremont Bond Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Bond Fund (the “Fund”), formerly Fremont Bond Fund (the “Predecessor Fund”).

At the close of business on January 14, 2005, the Fund was re-organized from a series of Fremont Mutual Funds, Inc. into Managers Fremont Bond Fund, a series of Managers Trust I.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on the market quotations provided by thirdparty pricing sources approved by the Board of Trustees of the Fund. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedure. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems,

18

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve reduce custody expenses that would otherwise be charged the Fund. For the six months ended April 30, 2006, the custodian expense was not reduced. (Prior to January 15, 2005, the Predecessor Fund participated in a similar program offered by State Street Bank.)

Manager Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 0.60% of the Fund’s average daily net assets.

19

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

As of January 15, 2005, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. Prior to January 15, 2005, the Fund had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”). For the six months ended April 30, 2006, the Fund made no such repayments to the Investment Manager. For the period January 15, 2005 through April 30, 2006, the cumulative amount of expense reimbursement by the Manager subject to repayment by the Fund equaled $1,229,062.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for taxpurposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2006, the Fund had an accumulated net realized capital loss carryover of $41,319. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2013.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

20

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

At April 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 53%.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Securities Transacted on a When Issued Basis

The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. The Fund had the following TBA sale commitments outstanding as of April 30, 2006:

Principal Amount	Security	Current Liability
$1,000,000	FNMA, 4.500%	$951,875
51,500,000	FNMA, 5.000%	48,876,402
88,500,000	FNMA, 5.500%	85,955,624
4,000,000	FNMA, 6.000%	3,997,498

21

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005 under which the Investment Manager provides or oversee investment management services to the Fund. Prior to January 15, 2005, the Predecessor Fund had a similar Investment Management Agreement with FIA. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2006, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. For the period November 1, 2005 through April 30, 2006, the Administrator voluntarily agreed to waive 0.05% of its fee amounting to $562,852. Prior to January 15, 2005, the Predecessor Fund had a similar expense reimbursement agreement with FIA at an annual rate of 0.20% per annum. During the six months ended April 30, 2006, the Fund paid administration fees of $1,272,769, net of waivers.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 per meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Trust had an additional Independent Trustee who was paid an annual retainer of $30,000 plus $4,000 for each meeting attended. The fee is only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Managers Funds receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the

22

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Chairman of the Audit Committee receives an additional $2,000 pear year. The “Trustee fees and expenses” shown in the financial statements amounting to $35,868 for the six months ended April 30, 2006 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor”), a whollyowned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the Predecessor Fund had a similar distribution agreement with Quasar Distributors, LLC).

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were $1,482,746,198 and $1,416,321,454, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2006, were $1,427,362,414 and $1,376,603,468, respectively.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Security lending fees include earnings of such temporary cash investments, plus or minus any rebates to a borrower. These earnings (after any rebate) then are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio.

23

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued for Purposes other than Trading

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At April 30, 2006, the Fund had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
Euro-BOBL Future	145	Long	Jun. 06	$202,061
3-Month Eurodollar	5,189	Short	Mar. 07 - Dec. 07	(4,904,325)
3-Month Eurodollar	118	Long	Sept. 06 - Jun.07	8,488
5-Year U.S. Treasury Note	58	Short	Jun. 06	(58,234)
10-Year U.S. Treasury Note	575	Short	Jun. 06	(349,419)
10-Year U.S. Treasury Note	21	Long	Jun. 06	1,969
30-Year U.S. Treasury Bond	128	Long	December 2005	(786,641)

				$(5,886,101)

8.	Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written

24

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

At April 30, 2006, the Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount	Unrealized Gain/(Loss)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/21/08	$28,200,000	$(168,182)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.1025%	10/15/10	€3,900,000	382
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.1455%	10/15/10	€1,000,000	2,023
6-Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11	£7,100,000	(31,969)
Fixed Rate 2.000%	6 Month JPY-LIBOR	06/15/12	¥625,000,000	(75,031)
Fixed Rate 2.000%	6 Month JPY-LIBOR	06/15/12	¥299,000,000	(35,895)
Fixed Rate 2.000%	6 Month JPY-LIBOR	06/15/12	¥129,100,000	(15,499)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/21/16	$1,000,000	(44,159)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/21/16	$1,700,000	(75,069)
Fixed Rate 4.000%	6-Month GBP-LIBOR	12/15/35	£1,100,000	32,343
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/15/35	$3,200,000	(197,829)
Fixed Rate 8.830%	3-Month Yen Forward Rate of Volatility	08/24/06	$4,000,000	6,042
Fixed Rate 8.850%	3-Month Yen Forward Rate of Volatility	08/24/06	$9,000,000	12,163

				$(590,680)

$: U.S. Dollar           €: Euro

£: British Pound       ¥: Japanese Yen

For the six months ended April 30, 2006, the Fund paid and received premiums of $65,155 and $285,600, respectively, on swap contracts. At April 30, 2006, the unrealized depreciation (net of premiums) on open swap contracts was $370,235.

25

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At April 30, 2006, the following written options were outstanding:

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/ (Loss)
3-Month LIBOR (Call)	15,000,000	4.78%	May 06	$95,108
10-Year USTN (Call)	68	106.00	May 06	(2,846)
10-Year USTN (Call)	72	108.00	May 06	12,953
10-Year USTN (Call)	158	109.00	May 06	28,533
10-Year USTN (Call)	41	110.00	May 06	8,195
3-Month USD-JPY (Call)	1,500,000	112.00	May 06	(498)
3-Month LIBOR (Call)	2,000,000	4.00%	Jun. 06	23,994
6-Month GBP-LIBOR (Call)	1,200,000	4.65%	Jun. 06	17,680
3-Month LIBOR (Call)	18,000,000	4.78%	Aug. 06	143,244
3-Month LIBOR (Call)	5,000,000	4.78%	Aug. 06	45,960
3-Month EURO (Call)	40	95.50	Sept. 06	10,620
3-Month LIBOR (Call)	7,000,000	4.30%	Oct. 06	52,032
3-Month LIBOR (Call)	7,000,000	4.30%	Oct. 06	50,449
3-Month LIBOR (Call)	2,000,000	4.31%	Oct. 06	13,786
3-Month LIBOR (Call)	4,000,000	4.31%	Oct. 06	29,140
3-Month LIBOR (Call)	10,000,000	4.32%	Oct. 06	69,850
3-Month LIBOR (Call)	7,000,000	4.54%	Oct. 06	82,227
3-Month LIBOR (Call)	5,400,000	4.54%	Oct. 06	62,309
3-Month LIBOR (Call)	14,000,000	4.56%	Oct. 06	134,106
6-Month LIBOR (Call)	13,000,000	4.85%	Dec. 06	143,793
3-Month LIBOR (Call)	7,000,000	5.04%	Mar. 07	42,649
3-Month LIBOR (Call)	13,000,000	5.04%	Mar. 07	59,943
10-Year USTN (Put)	389	105.00	May 06	(10,874)

26

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/ (Loss)
3-Month USD-JPY (Put)	1,000,000	112.00	May 06	$(157)
3-Month USD-JPY (Put)	3,300,000	112.00	May 06	5,672
3-Month EURO (Put)	43	95.00	Sept. 06	(7,665)
3-Month EURO (Put)	204	95.25	Sept. 06	(95,075)
3-Month EURO (Put)	40	95.50	Sept. 06	(27,130)
6-Month GBP-LIBOR (Put)	18,800,000	4.50%	Dec. 06	(79,878)
3-Month EURO (Put)	111	95.00	Dec. 06	(18,904)
3-Month EURO (Put)	986	95.25	Dec. 06	(525,579)
3-Month EURO (Put)	139	95.50	Dec. 06	(105,427)
3-Month GBP-LIBOR (Put)	33	95.50	Dec. 06	(29,713)
3-Month EURO (Put)	35	94.75	Mar. 07	542
3-Month EURO (Put)	41	95.25	Mar. 07	(16,277)

			Total:	$212,762

Transactions in written put and call options for the six months ended April 30, 2006 were as follows:

	Amounts of Premiums	Number of Contracts
Options outstanding at October 31, 2005	$1,410,189	1,088,702,290
Options sold	(1,323,895)	(78,001,270)
Options purchased	777,989	174,003,961
Options exercised	(406,500)	(984,451,855)

Options outstanding at April 30, 2006	$457,783	200,253,126

9.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

10.	Forward Foreign Currency Contracts

During the six months ended April 30, 2006, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

27

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2006, were as follows:

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Brazilian Real	Short	07/31/06	$(308,102)	$(287,996)	$(20,106)
Brazilian Real	Long	07/31/06	599,398	554,300	45,098
Canadian Dollar	Short	05/03/06 - 06/15/06	(198,693)	(194,181)	(4,512)
Canadian Dollar	Long	05/03/06	99,280	98,847	433
Chilean Peso	Short	07/31/06	(534,994)	(516,401)	(18,593)
Chilean Peso	Long	07/31/06 - 08/17/06	1,045,381	1,015,873	29,508
Chinese Yuan Renminbi	Long	03/19/07 - 03/20/07	1,014,841	1,031,000	(16,159)
Euro	Short	06/30/06	(813,140)	(786,427)	(26,713)
Euro	Long	05/03/06 - 05/25/06	2,452,394	2,408,253	44,141
Indian Rupee	Short	08/24/06 - 09/20/06	(406,282)	(404,510)	(1,772)
Indian Rupee	Long	08/24/06 - 09/20/06	687,894	689,482	(1,588)
Japanese Yen	Short	05/01/06	(1,513,942)	(1,514,141)	199
Japanese Yen	Long	05/01/06 - 05/23/06	26,472,112	25,873,040	599,072
Mexican Nuevo Peso	Short	08/31/06	(516,904)	(519,632)	2,728
Mexican Nuevo Peso	Long	8/31/2006 - 09/20/06	932,134	976,536	(44,402)
New Taiwan Dollar	Short	08/24/06 - 09/21/06	(651,444)	(637,534)	(13,910)
New Taiwan Dollar	Long	08/24/06 - 09/21/06	651,444	644,570	6,874
Peruvian Nuevo Sol	Short	05/22/06 - 08/21/06	(1,310,967)	(1,289,900)	(21,067)
Peruvian Nuevo Sol	Long	05/22/06 - 09/13/06	1,310,967	1,305,074	5,893
Polish Zloty	Short	05/24/06	(430,281)	(403,090)	(27,191)
Polish Zloty	Long	5/24/06 - 09/29/06	793,015	761,835	31,180

28

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Pound Sterling	Short	05/03/06	$(4,577,318)	$(4,521,800)	$(55,518)
Pound Sterling	Long	05/03/06 - 06/15/06	9,157,421	8,937,404	220,017
Russian Ruble	Short	08/07/06	(706,089)	(690,733)	(15,356)
Russian Ruble	Long	07/31/06 - 09/22/06	1,187,720	1,154,059	33,661
Singapore Dollar	Short	07/26/06 - 08/24/06	(943,763)	(920,530)	(23,233)
Singapore Dollar	Long	07/26/06 - 09/21/06	1,302,575	1,267,148	35,427
Slovakian Koruna	Short	09/05/06	(550,845)	(520,013)	(30,832)
Slovakian Koruna	Long	9/5/2006 - 09/29/06	1,029,533	984,416	45,117
South African Rand	Short	05/04/06	(63,851)	(60,947)	(2,904)
South African Rand	Long	05/04/06 - 11/02/06	122,559	120,017	2,542
South Korean Won	Short	07/26/06 - 09/21/06	(1,012,849)	(978,507)	(34,342)
South Korean Won	Long	07/26/06 - 09/21/06	1,819,238	1,762,567	56,671

Total			$36,138,442	$35,338,079	$800,363

11.	Line of Credit

Prior to January 15, 2005 the Predecessor Fund had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, the Predecessor Fund’s borrowings could not exceed 20% of the Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the unused balance of the LOC and the Predecessor Fund’s portion of this fee for the period November 1, 2004 through January 14, 2005, equaled $2,303. The LOC was terminated at the close of business on January 14, 2005.

29

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Pacific Investment Management Co., LLC

840 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE

TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI -ANNUAL REPORT

Managers Funds

April 30, 2006

•	Managers Fremont Institutional
Micro-Cap Fund

Managers Fremont Institutional Micro-Cap Fund

Semi-Annual Report—April 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

AVERAGE ANNUAL TOTAL RETURNS	3

FUND SNAPSHOTS	4
Portfolio breakdown and top ten holdings at April 30, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount	10

Statement of Operations
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period	11

Statement of Changes in Net Assets
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•	We launched a new First Quadrant Global Alternatives Fund,

•	Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•	Managers Bond Fund surpassed $500,000,000 in assets, and

•	Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman
President	Executive Vice President
Managers Funds	Chief Investment Officer
Managers Investment Group LLC

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period*
Managers Fremont Institutional Micro-Cap Fund
Based on Actual Fund Return	$1,000	$1,238	$7.49
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Managers Fremont Institutional Micro-Cap Fund Performance

All periods ended April 30, 2006 (unaudited)

	Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years
Managers Fremont Institutional Micro-Cap	23.81%	34.43%	7.70%	16.43%
Russell 2000 Growth Index	20.31%	36.13%	6.05%	4.70%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The returns shown were achieved during a period of generally rising market values, especially in the technology sector. In addition, a portion of the Fund’s performance can be attributed to investments in Initial Public Offerings (IPOs). Investors should not expect that such favorable returns can be consistently achieved.

The Fund is subject to the special risks associated with investments in microcap companies such as relatively short earnings history, conditions, less publicly available corporate information, and a reliance on a limited number of products.

Managers Fremont Institutional Micro-Cap Fund performance reflects the performance of the post-venture Fund of Fund A of the Bechtel Trust & Thrift Retirement Plan, whose assets were transferred into and became the Managers Fremont Institutional Micro-Cap Fund on 08/06/97. The post-venture Fund imposed higher fees and expenses than that of the Managers Fremont Institutional Micro-Cap Fund and was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed on registered mutual funds.

3

Managers Fremont Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
Equinix, Inc.	4.5%
ATMI, Inc.*	3.3
Identix, Inc.*	3.2
Regeneration Technologies, Inc.*	3.0
Exfo Electro-Optical Engineering, Inc.	2.4
NeoPharm, Inc.*	2.4
AudioCodes, Ltd.*	2.3
DexCom, Inc.	2.3
TVI Corp.	2.3
Cash Systems, Inc.	2.3

Top Ten as a Group	28.0%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

4

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 87.2%
Consumer Discretionary - 10.1%
Century Casinos, Inc.*	354,000		$3,578,940
dELiA*s Corp.	465,588	[1]	4,949,200
Gymboree Corp.*	186,100		5,597,888
Harris Interactive, Inc.*	725,200		3,502,716
IMAX Corp.*	418,000	[1]	4,167,460
Lakes Gaming, Inc.*	308,400		2,837,280
Nevada Gold & Casinos, Inc.*	223,800		2,126,100
ParkerVision, Inc.*	267,300	[1]	2,817,342
Scopus Video Neworks, Ltd. *	244,000		1,332,240
Total Consumer Discretionary			30,909,166
Financials - 2.2%
Cash Systems, Inc.* [4]	913,000		6,881,646
Health Care - 18.7%
AngioDynamics, Inc.*	145,900		4,533,113
Cardica, Inc.*	205,100	[1]	1,626,443
Cepheid, Inc.*	213,500		1,944,985
Conceptus, Inc.*	383,700	[1]	5,272,038
DexCom, Inc.*	280,000	[1]	7,044,800
Eclipsys Corp.*	105,300		2,318,706
Harvard Bioscience, Inc.*	343,600		1,525,584
ICON PLC.*	88,200		4,807,782
Laserscope*	104,600	[1]	2,485,296
NeoPharm, Inc.*	901,441	[1]	7,202,514
NxStage Medical, Inc.*	107,000		1,288,280
Omnicell, Inc.*	121,400		1,617,048
Regeneration Technologies, Inc.*	1,206,300		9,204,069
Sonosite, Inc.*	42,400		1,600,600
Vital Images, Inc.*	131,900		4,409,418
Total Health Care			56,880,676

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 10.0%
Allied Defense Group, Inc., The*	65,900		$1,509,769
CoStar Group, Inc.*	64,300		3,629,735
Flow International Corp.*	176,900	[1]	2,391,688
Gevity HR, Inc.	134,200		3,447,598
Global Traffic Network, Inc.*	428,800	[1]	2,487,040
Insituform Technologies, Inc.*	81,800		2,084,264
KVH Industries, Inc.*	370,300	[1]	3,999,240
PDG Environmental, Inc.* [4]	908,600	[1]	1,471,932
Perma-Fix Environmental Services, Inc.*	11,400		22,686
Powell Industries, Inc.*	99,000		2,434,410
TVI Corp.* [4]	1,817,500		6,924,675
Total Industrials			30,403,037
Information Technology - 43.8%
Actel Corp.*	140,800		2,262,656
Airspan Networks, Inc.*	628,000	[1]	3,818,240
Aladdin Knowledge Systems, Ltd.*	121,900	[1]	2,842,708
Anaren Microwave, Inc.*	324,700		6,669,338
ATMI, Inc.*	359,200		10,201,280
AudioCodes, Ltd.*	520,500	[1]	7,089,210
Bottomline Technologies, Inc.*	124,500		1,465,365
CalAmp Corp.*	340,700		4,589,229
Cascade Microtech, Inc.*	134,800		1,653,996
Ceragon Networks, Ltd.*	1,103,800		5,949,482
CyberOptics Corp.*	144,700		2,211,016
Eagle Test Systems, Inc.*	114,300		1,805,940
eCollege.com*	139,100		2,955,875
Equinix, Inc.*	205,900	[1]	13,568,810
Exfo Electro-Optical Engineering, Inc.*	986,800		7,430,604
Fargo Electronics, Inc.*	105,800		1,955,184
FEI Co.*	174,000		3,782,760
Identix, Inc.*	1,315,667	[1]	9,749,092

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
Lightbridge, Inc.*	9,400		$119,568
NCI, Inc., Class A*	150,500		2,114,525
On Track Innovations, Ltd.*	7,700		101,717
Online Resources Corp.*	116,900		1,516,193
OPNET Technologies, Inc.*	389,000		4,788,590
Optibase Ltd.* [4]	704,100	[1]	2,745,990
Optical Communication Products, Inc.*	1,055,300		2,564,379
Power Integrations, Inc.*	113,200		2,396,444
RAE Systems, Inc.*	886,400	[1]	3,155,584
RightNow Technologies, Inc.*	83,800		1,551,138
Silicon Motion Technology Corp. ADR*	236,100		3,513,168
SRS Labs, Inc. *	207,800		1,242,644
Stratasys, Inc.*	155,400	[1]	5,089,350
Stratex Networks, Inc.*	247,100		1,559,201
Terayon Communication Systems, Inc.*	2,655,600		4,873,026
Trident Microsystems, Inc.*	58,000		1,542,800
Witness Systems, Inc.*	185,100		4,322,085
Woodhead Industries, Inc.	5,000		81,500
Total Information Technology			133,278,687
Materials - 2.4%
Calgon Carbon Corp.	814,800	[1]	6,102,852
Northern Technologies International Corp.*[4]	188,200		1,176,250
Total Materials			7,279,102
Total Common Stocks (cost $215,528,654)			265,632,314
Other Investment Companies - 26.4% [2]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	40,710,824		40,710,824
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	29,238,269		29,238,269
Vanguard Prime Money Market Fund, Institutional Class Shares, 4.76%	10,369,795		10,369,795
Total Other Investment Companies (cost $80,318,888)			80,318,888

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Value
Total Investments - 113.6% (cost $295,847,542)	$345,951,202
Other Assets, less Liabilities - (13.6%)	(41,429,675)
Net Assets - 100%	$304,521,527

Note: Based on the cost of investments of $295,847,542 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $61,310,263 and $11,206,603, respectively, resulting in net unrealized appreciation of investments of $50,103,660.

*	Non-income-producing securities.
[1]	Some or all of these shares, amounting to a market value of $39,341,469, or 12.9% of net assets, were out on loan to various brokers.
[2]	Yield shown for an investment company represents the April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Company- See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Institutional Micro-Cap Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments at value (including securities on loan valued at $39,341,469)	$345,951,202
Cash	547,652
Receivable for investments sold	1,361,615
Receivable for Fund shares sold	52,776
Dividends and other receivables	220,688
Prepaid expenses	27,855

Total assets	348,161,788

Liabilities:
Payable for Fund shares repurchased	53,969
Payable upon return of securities loaned	40,710,824
Payable for investments purchased	2,476,874
Accrued expenses:
Investment advisory and management fees	242,987
Administrative fees	61,193
Other	94,414

Total liabilities	43,640,261

Net Assets	$304,521,527

Shares outstanding	18,989,988

Net asset value, offering and redemption price per share	$16.04

Net Assets Represent:
Paid-in capital	$243,674,350
Net investment loss	(913,726)
Accumulated net realized gain from investments	11,657,243
Net unrealized appreciation of investments	50,103,660

Net Assets	$304,521,527

Investments at cost	$295,847,542

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Institutional Micro-Cap Fund

Statement of Operations

For the six months ended April 30, 2006 (unaudited)

Investment Income:
Dividend income	$653,517
Securities lending fees	458,571

Total investment income	1,112,088

Expenses:
Investment management fees	1,500,603
Administrative fees	375,150
Transfer agent	43,525
Custodian	43,140
Professional fees	30,035
Reports to shareholders	25,907
Trustees fees and expenses	16,661
Registration fees	6,582
Insurance	4,514
Miscellaneous	3,929

Total expenses before offsets	2,050,046

Expense reimbursement	(24,217)
Expense reductions	(15)

Net expenses	2,025,814

Net investment loss	(913,726)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment	14,275,935
Net unrealized appreciation of investments	51,033,526

Net realized and unrealized gain	65,309,461

Net Increase in Net Assets Resulting from Operations	$64,395,735

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Institutional Micro-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(913,726)	$(3,085,292)
Net realized gain on investments	14,275,935	49,508,104
Net unrealized appreciation (depreciation) of investments	51,033,526	(20,867,105)

Net increase in net assets resulting from operations	64,395,735	25,555,707

Distributions to Shareholders:
From net investment income:	—	(2,857)
From net realized gain on investments:	(40,148,336)	(12,361,161)

Total distributions to shareholders	(40,148,336)	(12,364,018)

From Capital Share Transactions:
Proceeds from sale of shares	24,091,327	43,846,665
Reinvestment of dividends and distributions	38,621,555	11,637,724
Cost of shares repurchased	(78,139,743)	(130,986,089)

Net decrease from capital share transactions	(15,426,861)	(75,501,700)

Total increase (decrease) in net assets	8,820,538	(62,310,011)

Net Assets:
Beginning of period	295,700,989	358,011,000

End of period	$304,521,527	$295,700,989

End of period undistributed net investment loss	$(913,726)	$—

Share Transactions:
Sale of shares	1,556,153	3,135,379
Reinvested shares	2,766,703	742,276
Shares repurchased	(5,122,259)	(8,826,603)

Net decrease in shares	(799,403)	(4,948,948)

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Institutional Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.94	$14.49	$14.52	$9.50	$12.98	$17.37

Income from Investment Operations:
Net investment loss	(0.05)	0.00 #	(0.17)	(0.13)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	3.29	0.97	0.14	5.15	(3.37)	(3.08)

Total from investment operations	3.24	0.97	(0.03)	5.02	(3.48)	(3.09)

Less Distributions to Shareholders from:
Net investment income	—	(0.00)#	—	—	—	—
Net realized gain on investments	(2.14)	(0.52)	—	—	—	(1.30)

Total distribution to shareholders	(2.14)	(0.52)	—	—	—	(1.30)

Net Asset Value End of Period	$16.04	$14.94	$14.49	$14.52	$9.50	$12.98

Total Return[1]	23.81%[4]	6.54%	(0.21)%	52.84%	(26.81)%	(18.13)%

Ratio of net operating expenses to average net assets[2]	1.35%[5]	1.35%	1.30%	1.30%	1.29%	1.25%
Ratio of net investment loss to average net assets[1]	(0.60)%[5]	(0.89)%	(1.09)%	(1.12)%	(0.96)%	(0.06)%
Portfolio turnover	32%[4]	73%	87%	119%	64%	85%
Net assets at end of period (000’s omitted)	$304,522	$295,701	$358,011	$391,662	$253,297	$286,408

Ratios absent expense offsets[3]:
Ratio of total expenses to average net assets	1.37%[5]	1.39%	1.30%	1.30%	1.29%	1.31%
Ratio of net investment loss to average net assets[1]	(0.62)%[5]	(0.93)%	(1.09)%	(1.12)%	(0.96)%	(0.12)%

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)
[3]	Ratio information assuming no reduction of Fund expenses. (See Notes to Financial Statements.)
[4]	Not annualized.
[5]	Annualized.

12

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Institutional Micro-Cap Fund (the “Fund”), formerly Fremont Institutional U.S. Micro-Cap Fund, (the“Predecessor Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time the Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost,

13

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements (continued)

which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share, except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund may participate in a directed brokerage program where certain portfolio trades are directed to various brokers who pay a portion of the Fund’s expenses. For the six months ended April 30, 2006 no trades were directed under this program. In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For the six months ended April 30, 2006, the custodian expense was reduced $15 under the BNY arrangement.

Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.35% of the Fund’s average daily net assets.

The Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s

14

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements (continued)

expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. At April 30, 2006, the cumulative amount of expense reimbursement by the Manager subject to repayment by the Fund equaled $56,160.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2006, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. At April 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two own collectively 68%.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

15

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2006, was 1.00%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at the rate of 0.25% per annum. For the six months ended April 30, 2006 the Fund paid administration fees of $375,150.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. Through March, 2006, the Trust had an additional Independent Trustee who was paid an annual retainer of $30,000 plus $4,000 for each meeting attended. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year (prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005 the Audit Committee Chairperson receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $16,661 for the six months ended April 30, 2006 represent the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

16

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were $87,441,847 and $157,949,955, respectively. There were no purchases or sales of U.S. Government securities.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2006, with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES :

Affliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% Ownership of Affiliates
Cash Systems Inc.	$234,287	$(195,570)	—	$6,881,646	5.7%
Northern Technologies International Corp.	3,624	(102,496)	—	1,176,250	5.6%
Optibase Ltd.	533,567	—	—	2,745,990	5.4%
PDG Environmental, Inc.	1,888,299	—	—	1,471,932	5.2%
TVI Corp	2,923,386	—	—	6,924,675	5.2%

Totals	$5,583,163	$(298,066)	—	$19,200,493

17

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Kern Capital Management LLC

114 West 47th Street, 19th Floor

New York, New York 10036

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE

TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION

GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC- 0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2006

•	Managers Fremont Micro-Cap Fund

Managers Fremont Micro-Cap Fund

Semi-Annual Report—April 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

AVERAGE ANNUAL TOTAL RETURNS	3

FUND SNAPSHOTS	4

Portfolio breakdown and top ten holdings

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	10

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	12

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•	We launched a new First Quadrant Global Alternatives Fund,

•	Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•	Managers Bond Fund surpassed $500,000,000 in assets, and

•	Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman
President	Executive Vice President
Managers Funds	Chief Investment Officer
Managers Investment Group LLC

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period*
Managers Fremont Micro-Cap Fund
Based on Actual Fund Return	$1,000	$1,233	$8.42
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Managers Fremont Micro-Cap Fund Performance

All periods ended April 30, 2006 (unaudited)

	Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years
Managers Fremont Micro-Cap	23.31%	34.02%	7.13%	13.66%
Russell 2000 Growth Index	20.31%	36.13%	6.05%	4.70%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The returns shown were achieved during a period of generally rising market values, especially in the technology sector. In addition, a portion of the Fund’s performance can be attributed to investments in Initial Public Offerings (IPOs). Investors should not expect that such favorable returns can be consistently achieved.

The Fund is subject to the special risks associated with investments in microcap companies such as relatively short earnings history, conditions, less publicly available corporate information, and a reliance on a limited number of products.

3

Managers Fremont Micro-Cap Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Managers Fremont Micro-Cap Fund

Top Ten Holdings

Security Name	Percentage of Net Assets
Equinix, Inc.	4.6%
ATMI, Inc.*	3.3
Identix, Inc.*	3.2
Regeneration Technologies, Inc. *	3.0
Exfo Electro-Optical Engineering, Inc.	2.4
DexCom, Inc.	2.4
AudioCodes, Ltd.*	2.3
NeoPharm, Inc.*	2.3
TVI Corp.	2.2
Anaren Microwave, Inc.*	2.2

Top Ten as a Group	27.9%

*	Top Ten Holding at October 31, 2005.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

4

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 87.2%
Consumer Discretionary - 10.0%
Century Casinos, Inc.*	492,800		$4,982,208
dELiA*s Corp.	631,101	[1]	6,708,604
Gymboree Corp.*	257,100		7,733,568
Harris Interactive, Inc.*	972,800		4,698,624
IMAX Corp.*	583,700	[1]	5,819,489
Lakes Gaming, Inc.*	442,900		4,074,680
Nevada Gold & Casinos, Inc.*	304,200		2,889,900
ParkerVision, Inc.*	385,300	[1]	4,061,062
Scopus Video Neworks, Ltd. *	340,900		1,861,314
Total Consumer Discretionary			42,829,449
Financials - 2.2%
Cash Systems, Inc.* [4]	1,260,100		9,497,878
Health Care - 18.4%
AngioDynamics, Inc.*	201,400		6,257,498
Cardica, Inc.*	284,900	[1]	2,259,257
Cepheid, Inc.*	289,600		2,638,256
Conceptus, Inc.*	534,200		7,339,908
DexCom, Inc.*	401,100	[1]	10,091,675
Eclipsys Corp.*	146,700		3,230,334
Harvard Bioscience, Inc.*	473,900		2,104,116
ICON PLC.*	114,700		6,252,297
Laserscope*	146,400	[1]	3,478,464
NeoPharm, Inc.*	1,206,120	[1]	9,636,899
NxStage Medical, Inc.*	144,000	[1]	1,733,760
Omnicell, Inc.*	167,400		2,229,768
Regeneration Technologies, Inc.* [4]	1,670,500		12,745,915
Sonosite, Inc.*	57,200		2,159,300
Vital Images, Inc.*	183,600		6,137,748
Total Health Care			78,295,195

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 9.9%
Allied Defense Group, Inc., The*	95,000		$2,176,450
CoStar Group, Inc.*	86,500		4,882,925
Flow International Corp.*	254,900	[1]	3,446,248
Gevity HR, Inc.	186,500		4,791,185
Global Traffic Network, Inc.*	602,300	[1]	3,493,340
Insituform Technologies, Inc.*	117,700		2,998,996
KVH Industries, Inc.*	522,200	[1]	5,639,760
PDG Environmental, Inc.* [4]	1,234,000	[1]	1,999,080
Perma-Fix Environmental Services, Inc.*	16,200		32,238
Powell Industries, Inc.*	138,800		3,413,092
TVI Corp.* [4]	2,512,700		9,573,387
Total Industrials			42,446,701
Information Technology - 44.4%
Actel Corp.*	202,200		3,249,354
Airspan Networks, Inc.*	877,000	[1]	5,332,160
Aladdin Knowledge Systems, Ltd.*	164,100		3,826,812
Anaren Microwave, Inc.*	463,500		9,520,290
ATMI, Inc.*	500,300		14,208,520
AudioCodes, Ltd.*	729,500	[1]	9,935,790
Bottomline Technologies, Inc.*	174,500		2,053,865
CalAmp Corp. *	475,600		6,406,332
Cascade Microtech, Inc.*	177,500		2,177,925
Ceragon Networks, Ltd.* [4]	1,572,200	[1]	8,474,158
CyberOptics Corp.*	208,800		3,190,464
Eagle Test Systems, Inc.*	159,800		2,524,840
eCollege.com*	194,600		4,135,250
Equinix, Inc.*	299,000	[1]	19,704,100
Exfo Electro-Optical Engineering, Inc.*	1,376,900		10,368,057
Fargo Electronics, Inc.*	143,300		2,648,184
FEI Co.*	241,000		5,239,340
Identix, Inc.*	1,848,168		13,694,924
Lightbridge, Inc.*	13,700		174,264
NCI, Inc., Class A*	202,200		2,840,910

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
On Track Innovations, Ltd.*	11,100		$146,631
Online Resources Corp.*	164,600		2,134,862
OPNET Technologies, Inc.*	614,200		7,560,802
Optibase Ltd.* [4]	976,100	[1]	3,806,790
Optical Communication Products, Inc.*	1,512,800	[1]	3,676,104
Power Integrations, Inc.*	157,300		3,330,041
RAE Systems, Inc.*	1,251,700	[1]	4,456,052
RightNow Technologies, Inc.*	116,200	[1]	2,150,862
Silicon Motion Technology Corp., ADR*	339,500		5,051,760
SRS Labs, Inc. *	286,500		1,713,270
Stratasys, Inc.*	249,700	[1]	8,177,675
Stratex Networks, Inc.*	356,100		2,246,991
Terayon Communication Systems, Inc.*	3,608,700		6,621,965
Trident Microsystems, Inc.*	83,800		2,229,080
Witness Systems, Inc.*	282,000		6,584,700
Woodhead Industries, Inc.	6,800		110,840
Total Information Technology			189,703,964
Materials - 2.3%
Calgon Carbon Corp.	1,096,700	[1]	8,214,283
Northern Technologies International Corp.* [4]	264,350		1,652,187
Total Materials			9,866,470
Total Common Stocks (cost $303,172,150)			372,639,657
Other Investment Companies - 29.1%[2]
Bank of New York Institutional Cash Reserves Fund, 4.83% [3]	67,033,935		67,033,935
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	41,910,503		41,910,503
Vanguard Prime Money Market Fund, Institutional Class, 4.76%	15,554,693		15,554,693
Total Other Investment Companies (cost $124,499,131)			124,499,131
Total Investments - 116.3% (cost $427,671,281)			497,138,788
Other Assets, less Liabilities - (16.3)%			(69,690,123)
Net Assets - 100.0%			$427,448,665

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Micro-Cap Fund

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Note: Based on the cost of investments of $427,671,281 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $85,664,603 and $16,197,096, respectively, resulting in net unrealized appreciation of investments of $69,467,507.

*	Non-income-producing securities.
[1]	Some or all of these shares, amounting to a market value of $64,673,103, or 15.1% of net assets, were out on loan to various brokers.
[2]	Yield shown for an investment company represents the April 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Company - See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Micro-Cap Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments at value (including securities on loan valued at $64,673,103)	$497,138,788
Receivable for investments sold	1,705,756
Receivable for Fund shares sold	103,670
Dividends and other receivables	349,651
Prepaid expenses	20,660

Total assets	499,318,525

Liabilities:
Payable to Custodian	116,971
Payable for Fund shares repurchased	352,597
Payable upon return of securities loaned	67,033,935
Payable for investments purchased	3,708,360
Accrued expenses:
Investment advisory and management fees	351,744
Administrative fees	87,936
Other	218,317

Total liabilities	71,869,860

Net Assets	$427,448,665

Shares outstanding	11,692,327

Net asset value, offering and redemption price per share	$36.56

Net Assets Represent:
Paid-in capital	$385,740,737
Net investment loss	(1,462,590)
Accumulated net realized loss from investments	(26,296,989)
Net unrealized appreciation of investments	69,467,507

Net Assets	$427,448,665

Investments at cost	$427,671,281

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Micro-Cap Fund

Statement of Operations

For the six months ended April 30, 2006 (unaudited)

Investment Income:
Dividend income	$1,075,569
Securities lending fees	630,094

Total investment income	1,705,663

Expenses:
Investment management fees	2,084,249
Administrative fees	521,062
Insurance	7,174
Transfer agent	389,324
Custodian	54,034
Reports to shareholders	35,957
Professional fees	49,297
Registration fees	9,158
Trustees fees and expenses	15,790
Miscellaneous	2,215

Total expenses before offsets	3,168,260

Expense reductions	(7)

Net expenses	3,168,253

Net investment loss	(1,462,590)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	12,171,638
Net unrealized appreciation of investments	76,587,978

Net realized and unrealized gain	88,759,616

Net Increase in Net Assets Resulting from Operations	$87,297,026

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Micro-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2006 (unaudited)	For the fiscal year ended October 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(1,462,590)	$(5,135,393)
Net realized gain on investments	12,171,638	65,151,923
Net unrealized appreciation (depreciation) of investments	76,587,978	(25,791,471)

Net increase in net assets resulting from operations	87,297,026	34,225,059

From Capital Share Transactions:
Proceeds from sale of shares	13,237,365	42,000,900
Cost of shares repurchased	(70,714,493)	(169,124,192)

Net decrease from capital share transactions	(57,477,128)	(127,123,292)

Total increase (decrease) in net assets	29,819,898	(92,898,233)

Net Assets:
Beginning of period	397,628,767	490,527,000

End of period	$427,448,665	$397,628,767

End of period undistributed net investment loss	$(1,462,590)	$—

Share Transactions:
Sale of shares	390,717	1,633,719
Shares repurchased	(2,110,400)	(5,826,551)

Net decrease in shares	(1,719,683)	(4,192,832)

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2006	For the fiscal year ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$29.65	$27.86	$28.14	$18.43	$25.22	$34.99

Income from Investment Operations:
Net investment loss	(0.13)	(0.38)	(0.44)	(0.33)	(0.35)	(0.13)
Net realized and unrealized gain (loss) on investments	7.04	2.17	0.16	10.04	(6.44)	(6.69)

Total from investment operations	6.91	1.79	(0.28)	9.71	(6.79)	(6.82)

Less Distributions to shareholders from:
Net realized gain on investments	—	—	—	—	—	(2.95)

Total distributions to shareholders	—	—	—	—	—	(2.95)

Net Asset Value End of Period	$36.56	$29.65	$27.86	$28.14	$18.43	$25.22

Total Return [1]	23.31%[3]	6.42%	(1.00)%	52.69%	(26.92)%	(20.05)%

Ratio of net operating expenses to average net assets	1.52%[2,4]	1.56%[2]	1.62%	1.64%	1.61%	1.60%
Ratio of net investment loss to average net assets [1]	(0.70)%[4]	(1.11)%	(1.41)%	(1.47)%	(1.33)%	(0.47)%
Portfolio turnover	34%[3]	68%	83%	105%	68%	90%
Net assets at end of period (000’s omitted)	$427,449	$397,629	$490,527	$573,677	$401,068	$600,259

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)
[3]	Not annualized.
[4]	Annualized.

12

Managers Fremont Micro-Cap Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Micro-Cap Fund (the “Fund”), formerly Fremont U.S. Micro-Cap Fund (the “Predecessor Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Funds fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments

13

Managers Fremont Micro-Cap Fund

Notes to Financial Statements (continued)

in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund may participate in a directed brokerage program whereby certain portfolio trades are directed to various brokers who pay a portion of the Fund’s expenses. For the six months ended April 30, 2006 no trades were directed under this program.

In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For the six months ended April 30, 2006, the custodian expense was reduced by $7. Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.98% of the Fund’s average daily net assets. For the six months ended April 30, 2006, no reimbursement payments were required.

The Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets.

14

Managers Fremont Micro-Cap Fund

Notes to Financial Statements (continued)

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The Fund paid no distributions during 2006 or 2005.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of October 31, 2005, the Fund had an accumulated net realized capital loss carryover of $34,532,478. This amount may be used to offset realized capital gains, if any, through October 31, 2010.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 64%.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

15

Managers Fremont Micro-Cap Fund

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2006 was 1.00%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. During the six months ended April 30, 2006, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. Through March, 2006, the Trust had an additional Independent Trustee who was paid an annual retainer of $30,000, plus $4,000 for each meeting attended. The fee is allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $15,790 represent the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex for the six months ended April 30, 2006.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

16

Managers Fremont Micro-Cap Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were $127,492,100 and $203,999,096, respectively. There were no purchases or sales of U.S. Government securities.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2006, with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES :

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value April 30, 2006	% Ownership of Affiliate
Cash Systems, Inc.	$465,537	$(162,180)	—	$9,497,878	7.8%
Ceragon Networks, Ltd.	569,296	(4,140,782)	—	8,474,158	7.7%
Northern Technologies International Corp.	6,040	(577,255)	—	1,652,187	7.4%
Optibase Ltd.	1,007,039	—	—	3,806,790	7.3%
PDG Environmental, Inc.	2,564,287	—	—	1,999,080	7.2%
Regeneration Technologies, Inc.	—	(2,193,851)	—	12,745,915	6.0%
TVI Corp.	4,396,254	—	—	9,573,387	5.6%

Totals	$9,008,453	$(7,074,068)	—	$47,749,395

17

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Kern Capital Management LLC

114 West 47th Street, 19th Floor

New York, New York 10036

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com.

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: June 30, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: June 30, 2006